American Funds Multi-Sector Income FundSM
Investment portfolio
September 30, 2021
unaudited
Bonds, notes & other debt instruments 94.56% Corporate bonds, notes & loans 67.57% Energy 11.29%	Principal amount (000)	Value (000)
AI Candelaria (Spain), SLU 5.75% 2033[1]	$2,135	$2,125
Antero Resources Corp. 5.375% 2030[1]	1,060	1,118
Apache Corp. 4.625% 2025	985	1,060
Apache Corp. 4.875% 2027	110	120
Apache Corp. 4.25% 2030	4,000	4,318
Apache Corp. 6.00% 2037	55	67
Apache Corp. 4.75% 2043	1,645	1,784
Apache Corp. 5.35% 2049	50	56
Ascent Resources - Utica LLC 7.00% 2026[1]	1,280	1,325
Ascent Resources - Utica LLC 8.25% 2028[1]	1,492	1,629
Ascent Resources - Utica LLC 5.875% 2029[1]	995	1,018
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	1,768	1,914
California Resources Corp. 7.125% 2026[1]	2,240	2,367
Callon Petroleum Co. 8.00% 2028[1]	4,300	4,253
Canadian Natural Resources, Ltd. 3.85% 2027	70	77
Canadian Natural Resources, Ltd. 2.95% 2030	658	682
Canadian Natural Resources, Ltd. 4.95% 2047	65	81
Cenovus Energy, Inc. 5.375% 2025	172	196
Centennial Resource Production, LLC 6.875% 2027[1]	30	31
Cheniere Energy Partners LP 4.50% 2029	2,107	2,243
Cheniere Energy Partners LP 4.00% 2031[1]	2,070	2,170
Cheniere Energy Partners LP 3.25% 2032[1]	1,585	1,592
Cheniere Energy, Inc. 4.625% 2028	3,955	4,173
Cheniere Energy, Inc. 3.70% 2029	175	190
Chesapeake Energy Corp. 5.50% 2026[1]	880	921
Chesapeake Energy Corp. 5.875% 2029[1]	5,005	5,354
Chevron Corp. 2.236% 2030	35	36
CITGO Petroleum Corp. 7.00% 2025[1]	1,400	1,433
CNX Resources Corp. 7.25% 2027[1]	1,625	1,732
CNX Resources Corp. 6.00% 2029[1]	610	646
Comstock Resources, Inc. 6.75% 2029[1]	1,540	1,665
Comstock Resources, Inc. 5.875% 2030[1]	2,475	2,577
ConocoPhillips 4.30% 2028[1]	27	31
Continental Resources, Inc. 5.75% 2031[1]	2,180	2,638
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[1]	4,160	4,430
CrownRock LP / CrownRock Finance, Inc. 5.00% 2029[1]	6,750	7,056
Diamond Foreign Asset Co. / Diamond Finance LLC 13.00% PIK or 9.00% Cash or (5.50% PIK and 5.50% Cash) 2027[1,2,3]	1	1
Diamond Foreign Asset Co. / Diamond Finance LLC 13.00% PIK or 9.00% Cash or (5.50% PIK and 5.50% Cash) 2027[2,3]	—[4]	—[4]
Diamondback Energy, Inc. 4.40% 2051	300	341
DT Midstream, Inc. 4.125% 2029[1]	1,755	1,782
Ecopetrol SA 6.875% 2030	2,000	2,343
Enbridge Energy Partners LP 7.375% 2045	18	29
Enbridge, Inc. 3.40% 2051	747	754
American Funds Multi-Sector Income Fund — Page 1 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Endeavor Energy Resources LP 6.625% 2025[1]	$785	$828
Energean Israel Finance, Ltd. 4.50% 2024[1]	805	823
Energean Israel Finance, Ltd. 5.875% 2031[1]	930	957
Energy Transfer Operating LP 3.75% 2030	2,750	2,973
Energy Transfer Operating LP 5.00% 2050	3,338	3,858
Energy Transfer Partners LP 6.125% 2045	320	408
Energy Transfer Partners LP 5.30% 2047	175	205
Energy Transfer Partners LP 6.00% 2048	680	864
Energy Transfer Partners LP 6.25% 2049	410	540
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[5]	3,500	3,654
Enterprise Products Operating LLC 3.20% 2052	607	589
EQM Midstream Partners LP 4.00% 2024	2,500	2,602
EQM Midstream Partners LP 6.00% 2025[1]	2,050	2,250
EQM Midstream Partners LP 6.50% 2027[1]	2,330	2,624
EQM Midstream Partners LP 4.50% 2029[1]	2,695	2,799
EQM Midstream Partners LP 4.75% 2031[1]	5,600	5,831
EQT Corp. 6.625% 2025[5]	80	92
EQT Corp. 5.00% 2029	1,130	1,274
EQT Corp. 3.625% 2031[1]	3,525	3,677
Genesis Energy, LP 8.00% 2027	7,782	7,889
Guara Norte SARL 5.198% 2034[1]	1,717	1,728
Harvest Midstream I, LP 7.50% 2028[1]	7,650	8,160
Hilcorp Energy I, LP 5.75% 2029[1]	1,665	1,713
Hilcorp Energy I, LP 6.00% 2031[1]	1,130	1,163
Kinder Morgan, Inc. 2.00% 2031	1,300	1,254
Kinder Morgan, Inc. 5.20% 2048	15	19
Kinder Morgan, Inc. 3.25% 2050	669	647
Leviathan Bond, Ltd. 6.75% 2030[1]	520	577
Magellan Midstream Partners LP 3.95% 2050	1,000	1,064
Magnolia Oil & Gas Operating LLC 6.00% 2026[1]	400	411
MPLX LP 1.75% 2026	280	282
MPLX LP 2.65% 2030	889	893
MPLX LP 5.50% 2049	532	676
Murphy Oil Corp. 5.875% 2027	4,000	4,168
MV24 Capital BV 6.748% 2034	6,658	7,042
Nabors Industries, Inc. 5.75% 2025	15	14
New Fortress Energy, Inc. 6.50% 2026[1]	11,410	10,925
NGL Energy Operating LLC 7.50% 2026[1]	16,770	17,108
NGL Energy Partners LP 7.50% 2023	369	359
NGPL PipeCo LLC 3.25% 2031[1]	2,679	2,747
Northern Oil and Gas, Inc. 8.125% 2028[1]	4,690	5,018
NorthRiver Midstream Finance LP 5.625% 2026[1]	1,250	1,303
NuStar Logistics LP 5.75% 2025	700	755
NuStar Logistics LP 6.00% 2026	225	243
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	4,090	4,260
Oasis Petroleum, Inc. 6.375% 2026[1]	1,600	1,679
Occidental Petroleum Corp. 2.90% 2024	210	214
Occidental Petroleum Corp. 5.875% 2025	4,927	5,528
Occidental Petroleum Corp. 8.00% 2025	380	454
Occidental Petroleum Corp. 3.50% 2029	3,460	3,524
Occidental Petroleum Corp. 6.625% 2030	4,438	5,475
Occidental Petroleum Corp. 8.875% 2030	2,970	4,038
Occidental Petroleum Corp. 6.125% 2031	2,360	2,836
American Funds Multi-Sector Income Fund — Page 2 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 4.40% 2049	$1,972	$1,939
Odebrecht Drilling Norbe 6.72% PIK and 1.00% Cash 2026[2]	13,440	3,200
Oleoducto Central SA 4.00% 2027[1]	2,300	2,372
ONEOK, Inc. 5.85% 2026	190	223
ONEOK, Inc. 4.00% 2027	59	65
ONEOK, Inc. 4.55% 2028	20	23
ONEOK, Inc. 4.35% 2029	35	40
ONEOK, Inc. 3.10% 2030	2,152	2,248
ONEOK, Inc. 6.35% 2031	715	916
ONEOK, Inc. 4.95% 2047	700	829
ONEOK, Inc. 5.20% 2048	603	731
ONEOK, Inc. 4.45% 2049	1,850	2,072
ONEOK, Inc. 4.50% 2050	2,011	2,235
ONEOK, Inc. 7.15% 2051	36	52
Petrobras Global Finance Co. 8.75% 2026	1,500	1,892
Petrobras Global Finance Co. 5.60% 2031	1,700	1,847
Petrobras Global Finance Co. 6.75% 2050	1,700	1,851
Petróleos Mexicanos 6.875% 2025[1]	1,650	1,809
Petróleos Mexicanos 4.50% 2026	3,220	3,242
Petróleos Mexicanos 6.875% 2026	120	131
Petróleos Mexicanos 6.49% 2027	2,240	2,370
Petróleos Mexicanos 6.50% 2029	107	110
Petróleos Mexicanos 6.84% 2030	5,405	5,590
Petróleos Mexicanos 5.95% 2031	2,280	2,213
Petróleos Mexicanos 6.75% 2047	85	74
Petróleos Mexicanos 6.35% 2048	4,138	3,503
Petróleos Mexicanos 7.69% 2050	546	518
Petróleos Mexicanos 6.95% 2060	1,400	1,225
Petrorio Luxembourg SARL 6.125% 2026[1]	6,090	6,142
Pioneer Natural Resources Company 1.90% 2030	138	132
Plains All American Pipeline LP 3.80% 2030	179	191
Precision Drilling Corp. 6.875% 2029[1]	590	617
PTT Exploration and Production PCL 2.587% 2027[1]	400	415
Qatar Petroleum 3.125% 2041[1]	3,030	3,034
Qatar Petroleum 3.30% 2051[1]	200	202
Range Resources Corp. 4.875% 2025	1,540	1,628
Range Resources Corp. 9.25% 2026	300	327
Range Resources Corp. 8.25% 2029[1]	1,450	1,633
Rattler Midstream Partners LP 5.625% 2025[1]	350	365
Rockcliff Energy II LLC 5.50% 2029[1]	4,210	4,278
SA Global Sukuk, Ltd. 1.602% 2026[1]	2,610	2,597
SA Global Sukuk, Ltd. 2.694% 2031[1]	3,185	3,218
Sabine Pass Liquefaction, LLC 4.50% 2030	94	108
Sanchez Energy Corp. 7.25% 2023[1,6]	27	1
Shell International Finance BV 3.25% 2050	27	29
SM Energy Co. 6.625% 2027	85	87
SM Energy Co. 6.50% 2028	1,980	2,052
Southwestern Energy Co. 6.45% 2025[5]	2,825	3,114
Southwestern Energy Co. 7.75% 2027	85	92
Southwestern Energy Co. 8.375% 2028	2,900	3,289
Southwestern Energy Co. 5.375% 2029[1]	1,310	1,403
Southwestern Energy Co. 5.375% 2030	4,555	4,922
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]	3,480	3,615
Suncor Energy, Inc. 3.10% 2025	750	799
American Funds Multi-Sector Income Fund — Page 3 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Suncor Energy, Inc. 3.75% 2051	$382	$410
Sunoco LP 6.00% 2027	1,635	1,704
Sunoco LP 4.50% 2029	6,875	6,982
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[1]	2,210	2,285
Tallgrass Energy Partners, LP 7.50% 2025[1]	355	385
Targa Resources Partners LP 6.50% 2027	515	556
Targa Resources Partners LP 6.875% 2029	15	17
Targa Resources Partners LP 5.50% 2030	655	717
Targa Resources Partners LP 4.875% 2031	220	238
Teekay Corp. 9.25% 2022[1]	80	82
Total Capital International 3.127% 2050	36	36
TransCanada PipeLines, Ltd. 4.10% 2030	38	43
Transocean Guardian, Ltd. 5.875% 2024[1]	94	93
Transocean Poseidon, Ltd. 6.875% 2027[1]	247	246
Transocean, Inc. 6.125% 2025[1]	193	194
Venture Global Calcasieu Pass, LLC 4.125% 2031[1]	7,410	7,734
Vine Energy Holdings LLC 6.75% 2029[1]	1,280	1,383
Western Gas Partners LP 4.50% 2028	550	591
Western Gas Partners LP 5.45% 2044	30	35
Western Midstream Operating, LP 4.35% 2025[5]	210	222
Western Midstream Operating, LP 4.75% 2028	1,005	1,098
Western Midstream Operating, LP 5.30% 2030[5]	22	24
Western Midstream Operating, LP 6.50% 2050[5]	200	236
Williams Companies, Inc. 3.50% 2030	257	279
		322,572
Consumer discretionary 10.71%
Affinity Gaming 6.875% 2027[1]	1,600	1,685
Alibaba Group Holding, Ltd. 2.125% 2031	1,900	1,827
Allied Universal Holdco LLC 6.625% 2026[1]	900	953
Allied Universal Holdco LLC 9.75% 2027[1]	1,680	1,830
Allied Universal Holdco LLC 4.625% 2028[1]	5,300	5,298
Allied Universal Holdco LLC 6.00% 2029[1]	4,410	4,358
Amazon.com, Inc. 1.65% 2028	3,400	3,429
Amazon.com, Inc. 2.70% 2060	55	52
American Honda Finance Corp. 1.80% 2031	40	39
Atlas LuxCo 4 SARL 4.625% 2028[1]	3,020	3,014
Bayerische Motoren Werke AG 2.55% 2031[1]	700	723
Boyd Gaming Corp. 8.625% 2025[1]	500	542
Boyd Gaming Corp. 4.75% 2027	3,440	3,550
Boyd Gaming Corp. 4.75% 2031[1]	930	960
Boyne USA, Inc. 4.75% 2029[1]	2,895	2,993
Caesars Entertainment, Inc. 6.25% 2025[1]	655	690
Caesars Entertainment, Inc. 4.625% 2029[1]	6,185	6,270
Caesars Resort Collection, LLC 5.75% 2025[1]	690	728
Carnival Corp. 7.625% 2026[1]	1,000	1,069
Carnival Corp. 10.50% 2026[1]	850	987
Carnival Corp. 5.75% 2027[1]	4,500	4,657
Carnival Corp. 4.00% 2028[1]	3,500	3,539
Carvana Co. 5.50% 2027[1]	9,180	9,382
CEC Entertainment, Inc. 6.75% 2026[1]	4,630	4,647
Cedar Fair LP 6.50% 2028	1,170	1,257
Cedar Fair LP 5.25% 2029	250	257
American Funds Multi-Sector Income Fund — Page 4 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Cedar Fair LP / Canadas Wonderland Co./Magnum Management Corp. / Millennium Operations LLC 5.50% 2025[1]	$115	$120
Clarios Global LP 6.75% 2025[1]	180	190
DaimlerChrysler North America Holding Corp. 1.45% 2026[1]	1,610	1,618
DaimlerChrysler North America Holding Corp. 2.45% 2031[1]	150	153
Dana, Inc. 5.625% 2028	1,625	1,752
Dana, Inc. 4.25% 2030	1,820	1,874
Everi Holdings, Inc. 5.00% 2029[1]	5,750	5,899
Fertitta Entertainment, Inc. 6.75% 2024[1]	4,905	4,918
Fertitta Entertainment, Inc. 8.75% 2025[1]	500	525
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[1]	2,800	2,765
Ford Motor Co. 8.50% 2023	130	143
Ford Motor Co. 9.00% 2025	1,226	1,476
Ford Motor Credit Company LLC 3.81% 2024	200	207
Ford Motor Credit Company LLC 4.063% 2024	2,500	2,632
Ford Motor Credit Company LLC 5.584% 2024	225	242
Ford Motor Credit Company LLC 5.125% 2025	4,385	4,769
Ford Motor Credit Company LLC 2.70% 2026	4,000	4,013
Ford Motor Credit Company LLC 4.125% 2027	3,680	3,907
Ford Motor Credit Company LLC 5.113% 2029	1,370	1,533
Ford Motor Credit Company LLC 4.00% 2030	4,295	4,472
Ford Motor Credit Company LLC 3.625% 2031	2,680	2,700
Full House Resorts, Inc. 8.25% 2028[1]	3,000	3,229
Grupo Axo, SAPI de CV, 5.75% 2026[1]	4,400	4,517
Hanesbrands, Inc. 4.625% 2024[1]	2,000	2,111
Hanesbrands, Inc. 4.875% 2026[1]	3,005	3,258
Hilton Grand Vacations Borrower 5.00% 2029[1]	6,710	6,853
Hilton Worldwide Holdings, Inc. 5.75% 2028[1]	290	313
Hilton Worldwide Holdings, Inc. 4.875% 2030	1,020	1,095
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	4,185	4,253
Home Depot, Inc. 2.70% 2030	50	53
Home Depot, Inc. 3.35% 2050	20	22
Hyundai Capital America 1.50% 2026[1]	550	544
Hyundai Capital America 1.65% 2026[1]	700	694
Hyundai Capital America 2.00% 2028[1]	750	737
Hyundai Capital America 2.10% 2028[1]	250	247
International Game Technology PLC 6.50% 2025[1]	400	447
International Game Technology PLC 5.25% 2029[1]	10,640	11,385
LCM Investments Holdings II, LLC 4.875% 2029[1]	268	275
Levi Strauss & Co. 3.50% 2031[1]	1,075	1,087
Limited Brands, Inc. 6.625% 2030[1]	975	1,108
Limited Brands, Inc. 6.875% 2035	1,272	1,598
Limited Brands, Inc. 6.75% 2036	380	472
Lithia Motors, Inc. 3.875% 2029[1]	850	883
Lithia Motors, Inc. 4.375% 2031[1]	250	267
Marriott International, Inc. 2.85% 2031	1,610	1,632
Marriott International, Inc. 3.50% 2032	800	851
Marriott International, Inc. 2.75% 2033	1,846	1,806
Marriott Ownership Resorts, Inc. 4.50% 2029[1]	5,025	5,094
Meituan Dianping 3.05% 2030	2,000	1,856
Meituan Dianping 3.05% 2030[1]	1,400	1,299
Melco International Development, Ltd. 5.75% 2028[1]	2,040	2,089
Melco International Development, Ltd. 5.375% 2029[1]	2,660	2,708
MercadoLibre, Inc. 2.375% 2026	300	296
American Funds Multi-Sector Income Fund — Page 5 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
MercadoLibre, Inc. 3.125% 2031	$625	$604
Merlin Entertainment 5.75% 2026[1]	200	207
MGM Growth Properties LLC 4.625% 2025[1]	325	351
MGM Growth Properties LLC 3.875% 2029[1]	3,880	4,137
MGM Resorts International 7.75% 2022	120	123
MGM Resorts International 6.00% 2023	75	79
MGM Resorts International 5.50% 2027	53	58
Midas Intermediate Holdco II, LLC 7.875% 2022[1]	800	661
Midas Intermediate Holdco II, LLC, Term Loan B, (3-month USD-LIBOR + 7.75%) 8.50% 2025[3,7]	3,292	3,149
Mohegan Gaming & Entertainment 8.00% 2026[1]	13,960	14,569
Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 5.75% 2026[3,7]	2,155	2,158
NCL Corp., Ltd. 12.25% 2024[1]	290	343
NCL Corp., Ltd. 5.875% 2026[1]	1,250	1,283
NCL Finance, Ltd. 6.125% 2028[1]	2,500	2,598
Newell Rubbermaid, Inc. 4.875% 2025	200	221
Newell Rubbermaid, Inc. 4.70% 2026	180	199
Newell Rubbermaid, Inc. 5.875% 2036[5]	1,885	2,344
Norwegian Cruise Line Holdings, Ltd. 10.25% 2026[1]	500	575
Panther BF Aggregator 2, LP 6.25% 2026[1]	36	38
Panther BF Aggregator 2, LP 8.50% 2027[1]	180	192
Party City Holdings, Inc. 6.125% 2023[1]	50	44
Party City Holdings, Inc. 8.75% 2026[1]	13,250	13,880
Playa Resorts Holding BV, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.75% 2024[3,7]	6,816	6,684
Premier Entertainment Sub LLC 5.625% 2029[1]	6,000	6,068
Premier Entertainment Sub LLC 5.875% 2031[1]	6,000	6,070
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	2,225	2,311
Royal Caribbean Cruises, Ltd. 9.125% 2023[1]	1,040	1,132
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	810	908
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	7,600	7,454
Royal Caribbean Cruises, Ltd. 5.50% 2028[1]	6,800	6,965
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	100	103
Sands China, Ltd. 4.375% 2030	900	941
Scientific Games Corp. 8.625% 2025[1]	710	770
Scientific Games Corp. 8.25% 2026[1]	50	53
Scientific Games Corp. 7.00% 2028[1]	420	454
Scientific Games Corp. 7.25% 2029[1]	1,125	1,265
Six Flags Theme Parks, Inc. 7.00% 2025[1]	315	336
Stellantis Finance US, Inc. 1.711% 2027[1]	4,325	4,313
Stellantis Finance US, Inc. 2.691% 2031[1]	3,925	3,889
The Gap, Inc. 3.625% 2029[1]	1,800	1,807
The Gap, Inc. 3.875% 2031[1]	1,199	1,200
Toyota Motor Credit Corp. 1.35% 2023	150	153
Toyota Motor Credit Corp. 0.80% 2025	233	230
Toyota Motor Credit Corp. 1.90% 2028	1,230	1,247
Toyota Motor Credit Corp. 3.375% 2030	57	63
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2028[3,7]	3,085	3,082
Universal Entertainment Corp. 8.50% 2024[1]	3,580	3,737
Vail Resorts, Inc. 6.25% 2025[1]	110	116
VICI Properties LP 4.25% 2026[1]	160	167
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]	150	155
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]	1,140	1,210
Viking Cruises, Ltd. 13.00% 2025[1]	145	167
Volkswagen Group of America Finance, LLC 3.125% 2023[1]	248	258
American Funds Multi-Sector Income Fund — Page 6 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	$3,095	$3,236
Wheel Pros, Inc. 6.50% 2029[1]	6,750	6,539
Wyndham Worldwide Corp. 4.375% 2028[1]	1,125	1,176
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	60	61
Wynn Macau, Ltd. 5.625% 2028[1]	925	882
Wynn Resorts, Ltd. 7.75% 2025[1]	2,950	3,116
Wynn Resorts, Ltd. 5.125% 2029[1]	5,910	5,962
		305,816
Communication services 7.02%
Alphabet, Inc. 2.25% 2060	30	26
Altice France SA 5.125% 2029[1]	4,243	4,166
AT&T, Inc. 2.75% 2031	45	46
AT&T, Inc. 2.25% 2032	150	146
AT&T, Inc. 3.30% 2052	607	589
AT&T, Inc. 3.50% 2053	6,084	6,033
Axiata SPV5 Labuan, Ltd. 3.064% 2050	200	192
Cablevision Systems Corp. 5.375% 2028[1]	650	680
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	200	209
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	5,140	5,310
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	4,200	4,396
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	4,600	4,686
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	685	706
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	3,450	3,515
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[1]	6,500	6,447
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	13	15
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	280	315
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	30	29
Centerfield Media Parent, Inc. 6.625% 2026[1]	1,155	1,191
Cinemark USA, Inc. 5.875% 2026[1]	4,215	4,263
Cinemark USA, Inc. 5.25% 2028[1]	650	641
Cogent Communications Group, Inc. 3.50% 2026[1]	2,530	2,568
Comcast Corp. 2.65% 2030	200	209
Comcast Corp. 3.75% 2040	15	17
Comcast Corp. 4.00% 2048	35	40
Consolidated Communications, Inc. 5.00% 2028[1]	1,400	1,447
CSC Holdings, LLC 4.625% 2030[1]	400	380
Diamond Sports Group LLC 5.375% 2026[1]	1,671	1,105
Diamond Sports Group LLC 6.625% 2027[1]	3,175	1,394
DIRECTV Financing LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 2027[3,7]	2,090	2,094
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[1]	2,435	2,545
DISH DBS Corp. 5.125% 2029	1,850	1,815
Embarq Corp. 7.995% 2036	475	510
Epicor Software Corp., Term Loan C, (3-month USD-LIBOR + 3.25%) 4.00% 2027[3,7]	50	50
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[3,7]	325	335
Front Range BidCo, Inc. 6.125% 2028[1]	7,420	7,533
Frontier Communications Corp. 5.875% 2027[1]	1,440	1,532
Frontier Communications Corp. 5.00% 2028[1]	1,075	1,130
Frontier Communications Corp. 6.75% 2029[1]	2,039	2,152
Frontier Communications Holdings, LLC 5.875% 2029	9	9
Gray Television, Inc. 7.00% 2027[1]	3,570	3,833
Inmarsat PLC 6.75% 2026[1]	230	241
Intelsat Jackson Holding Co. 5.50% 2023[6]	65	36
Intelsat Jackson Holding Co. 8.00% 2024[1]	35	36
American Funds Multi-Sector Income Fund — Page 7 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Intelsat Jackson Holding Co. 8.50% 2024[1,6]	$45	$26
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 4.75%) 5.75% 2022[3,7]	2,845	2,859
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[7]	35	36
Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.25% 2026[3,7]	1,305	1,308
Lamar Media Corp. 4.875% 2029	2,030	2,154
Lamar Media Corp. 4.00% 2030	3,100	3,195
Lamar Media Corp. 3.625% 2031	175	175
Level 3 Financing, Inc. 4.25% 2028[1]	1,710	1,725
Level 3 Financing, Inc. 3.75% 2029[1]	2,670	2,584
Ligado Networks LLC 15.50% PIK 2023[1,2]	1,373	1,334
Live Nation Entertainment, Inc. 4.75% 2027[1]	750	763
Match Group, Inc. 4.625% 2028[1]	150	157
Midas OpCo Holdings LLC 5.625% 2029[1]	8,145	8,438
Netflix, Inc. 4.875% 2030[1]	875	1,031
News Corp. 3.875% 2029[1]	7,750	7,973
Nexstar Broadcasting, Inc. 4.75% 2028[1]	1,350	1,402
Nexstar Escrow Corp. 5.625% 2027[1]	3,270	3,464
OUTFRONT Media Capital LLC 5.00% 2027[1]	520	534
OUTFRONT Media Capital LLC 4.25% 2029[1]	3,000	2,977
OUTFRONT Media Capital LLC 4.625% 2030[1]	1,990	1,997
PLDT, Inc. 2.50% 2031	1,700	1,703
SBA Tower Trust 1.631% 2026[1]	4,000	3,995
Scripps Escrow II, Inc. 3.875% 2029[1]	1,500	1,507
Sinclair Television Group, Inc. 4.125% 2030[1]	3,275	3,205
Sirius XM Radio, Inc. 5.00% 2027[1]	1,075	1,125
Sirius XM Radio, Inc. 4.00% 2028[1]	4,825	4,912
Sirius XM Radio, Inc. 4.125% 2030[1]	2,185	2,198
Sirius XM Radio, Inc. 3.875% 2031[1]	2,700	2,641
Sprint Corp. 6.875% 2028	2,470	3,165
Sprint Corp. 8.75% 2032	4,330	6,474
Summer (BC) BidCo B LLC 5.50% 2026[1]	1,210	1,242
Tencent Holdings, Ltd. 3.975% 2029	900	988
Tencent Holdings, Ltd. 3.24% 2050[1]	1,400	1,320
T-Mobile US, Inc. 2.625% 2029	1,130	1,143
T-Mobile US, Inc. 3.30% 2051	246	238
T-Mobile US, Inc. 3.40% 2052[1]	410	401
Univision Communications, Inc. 5.125% 2025[1]	150	152
Univision Communications, Inc. 6.625% 2027[1]	8,135	8,847
Univision Communications, Inc. 4.50% 2029[1]	11,500	11,701
UPC Broadband Finco BV 4.875% 2031[1]	4,410	4,521
Verizon Communications, Inc. 1.75% 2031	825	785
Verizon Communications, Inc. 2.55% 2031	675	684
Verizon Communications, Inc. 3.40% 2041	400	418
Verizon Communications, Inc. 3.55% 2051	421	445
Warner Music Group 3.875% 2030[1]	1,495	1,557
Ziggo Bond Co. BV 5.125% 2030[1]	1,100	1,130
Ziggo Bond Finance BV 5.50% 2027[1]	1,056	1,093
Ziggo Bond Finance BV 4.875% 2030[1]	13,820	14,269
		200,603
Industrials 6.98%
Allison Transmission Holdings, Inc. 3.75% 2031[1]	1,885	1,836
American Airlines, Inc. 5.50% 2026[1]	2,720	2,863
American Airlines, Inc. 5.75% 2029[1]	7,700	8,306
American Funds Multi-Sector Income Fund — Page 8 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Associated Materials, LLC 9.00% 2025[1]	$328	$347
Atkore, Inc. 4.25% 2031[1]	2,000	2,063
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2028[3,7]	4,000	4,002
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 2029[3,7]	1,090	1,110
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	225	231
Avis Budget Car Rental, LLC 5.75% 2027[1]	1,470	1,535
Avis Budget Group, Inc. 5.75% 2027[1]	4,000	4,176
Boeing Company 2.196% 2026	25	25
Boeing Company 2.75% 2026	210	219
Boeing Company 3.25% 2028	1,078	1,139
Boeing Company 5.15% 2030	11,483	13,484
Boeing Company 3.625% 2031	4,738	5,075
Boeing Company 3.75% 2050	83	84
Boeing Company 5.805% 2050	208	278
Bombardier, Inc. 7.50% 2025[1]	1,390	1,421
Bombardier, Inc. 7.125% 2026[1]	6,050	6,360
Bombardier, Inc. 7.875% 2027[1]	3,050	3,166
Bombardier, Inc. 6.00% 2028[1]	1,790	1,813
Builders FirstSource, Inc. 4.25% 2032[1]	3,265	3,343
Burlington Northern Santa Fe LLC 3.55% 2050	750	842
Burlington Northern Santa Fe LLC 3.30% 2051	1,909	2,061
Burlington Northern Santa Fe LLC 3.05% 2051	30	31
BWX Technologies, Inc. 4.125% 2028[1]	1,150	1,182
BWX Technologies, Inc. 4.125% 2029[1]	1,080	1,107
Clarivate Science Holdings Corp. 3.875% 2028[1]	4,910	4,916
Clarivate Science Holdings Corp. 4.875% 2029[1]	7,645	7,669
CoreCivic, Inc. 8.25% 2026	329	336
CoreLogic, Inc. 4.50% 2028[1]	11,844	11,785
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[3,7]	3,950	4,049
Cornerstone Building Brands, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 3.75% 2028[3,7]	146	146
CSX Corp. 4.50% 2049	25	31
Dun & Bradstreet Corp. 6.875% 2026[1]	108	113
Dun & Bradstreet Corp. 10.25% 2027[1]	1,945	2,095
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[1]	400	471
General Dynamics Corp. 1.15% 2026	3,100	3,118
GFL Environmental, Inc. 4.00% 2028[1]	4,500	4,472
Gol Finance SA 8.00% 2026[1]	9,115	9,180
Harsco Corp. 5.75% 2027[1]	1,885	1,956
Honeywell International, Inc. 2.70% 2029	35	37
Howmet Aerospace, Inc. 6.875% 2025	3	4
JELD-WEN Holding, Inc. 4.875% 2027[1]	2,090	2,181
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	70	73
LABL Escrow Issuer, LLC 10.50% 2027[1]	70	76
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[1]	2,737	3,207
LSC Communications, Inc. 8.75% 2023[1,6,8,9]	45	1
Masco Corp. 2.00% 2031	48	46
MasTec, Inc. 4.50% 2028[1]	1,425	1,489
Mexico City Airport Trust 4.25% 2026	1,600	1,709
Moog, Inc. 4.25% 2027[1]	1,481	1,524
Mueller Water Products, Inc. 4.00% 2029[1]	1,200	1,244
NESCO Holdings II, Inc. 5.50% 2029[1]	1,070	1,111
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	1,250	1,298
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	1,300	1,370
Norfolk Southern Corp. 3.05% 2050	8	8
American Funds Multi-Sector Income Fund — Page 9 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
PGT Innovations, Inc. 4.375% 2029[1]	$1,790	$1,806
PM General Purchaser LLC 9.50% 2028[1]	4,000	4,229
Raytheon Technologies Corp. 1.90% 2031	1,015	986
Rexnord Corp. 4.875% 2025[1]	200	205
Roller Bearing Company of America, Inc. 4.375% 2029[1]	2,755	2,827
Rolls-Royce PLC 5.75% 2027[1]	6,230	6,892
Sensata Technologies Holding BV 4.00% 2029[1]	2,230	2,273
Sensata Technologies, Inc. 3.75% 2031[1]	150	151
Siemens AG 1.20% 2026[1]	250	249
SkyMiles IP, Ltd. 4.75% 2028[1]	1,140	1,272
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[3,7]	750	798
SRS Distribution, Inc. 4.625% 2028[1]	5,810	5,935
SRS Distribution, Inc. 6.125% 2029[1]	1,365	1,408
Stericycle, Inc. 3.875% 2029[1]	3,180	3,203
TransDigm, Inc. 6.25% 2026[1]	2,295	2,395
TransDigm, Inc. 5.50% 2027	1,235	1,271
TransDigm, Inc. 4.625% 2029	6,970	6,970
TransDigm, Inc. 4.875% 2029	1,990	1,997
Triton Container International, Ltd. 1.15% 2024[1]	244	244
Uber Technologies, Inc. 8.00% 2026[1]	2,185	2,312
Union Pacific Corp. 2.375% 2031	1,530	1,568
Union Pacific Corp. 4.30% 2049	75	92
Union Pacific Corp. 3.25% 2050	13	14
United Airlines Holdings, Inc. 6.50% 2027[1]	975	1,062
United Airlines, Inc. 4.375% 2026[1]	2,455	2,523
United Airlines, Inc. 4.625% 2029[1]	1,990	2,059
United Rentals, Inc. 5.25% 2030	960	1,052
United Rentals, Inc. 3.75% 2032	1,485	1,504
Vertical Holdco GMBH 7.625% 2028[1]	1,302	1,393
Vertical U.S. Newco, Inc. 5.25% 2027[1]	3,800	3,987
WESCO Distribution, Inc. 7.125% 2025[1]	270	288
WESCO Distribution, Inc. 7.25% 2028[1]	2,465	2,733
		199,512
Materials 6.87%
Alcoa Netherlands Holding BV 5.50% 2027[1]	300	322
Allegheny Technologies, Inc. 4.875% 2029	3,190	3,206
Allegheny Technologies, Inc. 5.125% 2031	1,690	1,705
Alpek, SAB de CV, 3.25% 2031[1]	1,100	1,113
Anglo American Capital PLC 2.875% 2031[1]	500	502
Anglo American Capital PLC 3.95% 2050[1]	206	221
ArcelorMittal 4.25% 2029	329	362
ArcelorMittal 7.00% 2039	237	335
ArcelorMittal 6.75% 2041	1,374	1,890
Arconic Corp. 6.00% 2025[1]	115	121
Ardagh Group SA 6.50% Cash 2027[1,2]	1,340	1,425
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[1]	5,980	6,055
Ardagh Packaging Finance 5.25% 2027[1]	840	856
Axalta Coating Systems LLC 4.75% 2027[1]	3,085	3,220
Braskem Idesa SAPI 7.45% 2029[1]	4,450	4,725
Braskem Idesa SAPI 7.45% 2029	500	531
Braskem SA 4.50% 2030[1]	1,170	1,246
Braskem SA 4.50% 2030	850	905
Braskem SA 5.875% 2050[1]	400	455
American Funds Multi-Sector Income Fund — Page 10 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
BWAY Parent Co., Inc. 5.50% 2024[1]	$1,995	$2,015
Cascades, Inc. 5.125% 2026[1]	75	80
Cascades, Inc. 5.375% 2028[1]	2,165	2,279
Cleveland-Cliffs, Inc. 9.875% 2025[1]	96	110
Cleveland-Cliffs, Inc. 6.75% 2026[1]	260	277
Cleveland-Cliffs, Inc. 5.875% 2027	160	166
Cleveland-Cliffs, Inc. 4.875% 2031[1]	1,850	1,912
Constellium SE 3.75% 2029[1]	3,140	3,064
CVR Partners LP 9.25% 2023[1]	186	187
CVR Partners LP 6.125% 2028[1]	5,965	6,263
Diamond (BC) BV 4.625% 2029[1]	720	732
Dow Chemical Co. 4.80% 2049	57	72
Dow Chemical Co. 3.60% 2050	5	5
Element Solutions, Inc. 3.875% 2028[1]	3,450	3,489
First Quantum Minerals, Ltd. 6.50% 2024[1]	4,950	5,018
First Quantum Minerals, Ltd. 6.875% 2027[1]	11,417	12,089
FMG Resources 4.375% 2031[1]	3,110	3,218
Freeport-McMoRan, Inc. 5.40% 2034	1,250	1,503
Freeport-McMoRan, Inc. 5.45% 2043	535	659
Fresnillo PLC 4.25% 2050[1]	1,100	1,142
FXI Holdings, Inc. 7.875% 2024[1]	2,333	2,383
FXI Holdings, Inc. 12.25% 2026[1]	11,891	13,517
Glencore Funding LLC 2.625% 2031[1]	2,000	1,960
Glencore Funding LLC 3.875% 2051[1]	2,000	2,096
GPC Merger Sub, Inc. 7.125% 2028[1]	2,017	2,144
Gran Colombia Gold Corp. 6.875% 2026[1]	1,860	1,867
Graphic Packaging International, Inc. 3.50% 2029[1]	285	284
Hexion, Inc. 7.875% 2027[1]	4,240	4,531
Huntsman International LLC 2.95% 2031	152	156
International Flavors & Fragrances, Inc. 1.832% 2027[1]	24	24
International Flavors & Fragrances, Inc. 2.30% 2030[1]	494	490
International Flavors & Fragrances, Inc. 3.468% 2050[1]	400	421
LSB Industries, Inc. 9.625% 2023[1]	7,617	7,942
LSB Industries, Inc. 6.25% 2028[1]	3,570	3,606
LYB International Finance III, LLC 2.25% 2030	609	610
LYB International Finance III, LLC 3.375% 2040	750	780
LYB International Finance III, LLC 3.625% 2051	1,091	1,149
Mercer International, Inc. 5.125% 2029	1,965	2,009
Methanex Corp. 5.125% 2027	5,150	5,575
Methanex Corp. 5.25% 2029	3,000	3,251
Newcrest Finance Pty, Ltd. 3.25% 2030[1]	62	66
Newcrest Finance Pty, Ltd. 4.20% 2050[1]	15	17
Nova Chemicals Corp. 5.25% 2027[1]	3,100	3,261
Nova Chemicals Corp. 4.25% 2029[1]	1,700	1,702
Novelis Corp. 4.75% 2030[1]	2,670	2,814
Novelis Corp. 3.875% 2031[1]	1,380	1,367
Olin Corp. 5.00% 2030	3,000	3,176
Owens-Illinois, Inc. 5.875% 2023[1]	120	127
Owens-Illinois, Inc. 6.625% 2027[1]	450	483
Praxair, Inc. 2.00% 2050	18	15
Rayonier A.M. Products, Inc. 7.625% 2026[1]	70	74
SCIH Salt Holdings, Inc. 4.875% 2028[1]	12,385	12,462
SCIH Salt Holdings, Inc. 6.625% 2029[1]	6,200	5,960
Scotts Miracle-Gro Co. 4.50% 2029	2,068	2,164
American Funds Multi-Sector Income Fund — Page 11 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Scotts Miracle-Gro Co. 4.375% 2032[1]	$1,770	$1,787
Sealed Air Corp. 4.00% 2027[1]	1,688	1,801
Silgan Holdings, Inc. 4.125% 2028	1,474	1,516
Summit Materials, Inc. 6.50% 2027[1]	270	284
Summit Materials, Inc. 5.25% 2029[1]	2,900	3,049
Trivium Packaging BV 5.50% 2026[1]	200	210
Trivium Packaging BV 8.50% 2027[1]	1,200	1,290
Unifrax Escrow Issuer Corp. 5.25% 2028[1]	6,470	6,559
Unifrax Escrow Issuer Corp. 7.50% 2029[1]	2,405	2,468
Valvoline, Inc. 4.25% 2030[1]	2,265	2,351
Valvoline, Inc. 3.625% 2031[1]	2,535	2,506
Venator Materials Corp. 5.75% 2025[1]	1,315	1,245
Venator Materials Corp. 9.50% 2025[1]	4,410	4,884
W. R. Grace Holdings LLC 4.875% 2027[1]	2,035	2,096
W. R. Grace Holdings LLC 5.625% 2029[1]	2,055	2,122
		196,126
Financials 6.76%
Advisor Group Holdings, LLC 6.25% 2028[1]	3,570	3,749
AG Merger Sub II, Inc. 10.75% 2027[1]	4,353	4,817
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	4,663	4,832
Allstate Corp. 3.85% 2049	20	24
American International Group, Inc. 3.40% 2030	120	131
American International Group, Inc. 4.375% 2050	50	62
AmWINS Group, Inc. 4.875% 2029[1]	7,850	7,970
AON Corp. 2.20% 2022	48	49
Aretec Escrow Issuer, Inc. 7.50% 2029[1]	4,554	4,697
Arthur J. Gallagher & Co. 3.50% 2051	1,718	1,843
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[3,7]	3,065	3,073
AssuredPartners, Inc. 8.00% 2027[1]	1,320	1,395
AssuredPartners, Inc. 5.625% 2029[1]	2,110	2,126
Bangkok Bank PCL 4.45% 2028	200	230
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[5]	600	613
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[5]	4,830	4,853
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[5]	1,042	1,003
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[5]	900	888
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[5]	240	244
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[5]	2,235	2,277
Bank of East Asia, Ltd. 4.00% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.75% on 5/29/2025)[5]	1,000	1,048
Bank of Nova Scotia 0.70% 2024	3,000	3,001
BB&T Corp. 2.625% 2022	1,500	1,507
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,5]	200	198
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,5]	1,500	1,533
China Construction Bank Corp. 2.45% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 6/24/2025)[5]	2,100	2,129
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[5]	5,944	6,007
Coinbase Global, Inc. 3.375% 2028[1]	8,163	7,853
Coinbase Global, Inc. 3.625% 2031[1]	7,340	6,987
Commonwealth Bank of Australia 2.688% 2031[1]	1,975	1,970
Compass Diversified Holdings 5.25% 2029[1]	14,355	15,037
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,5]	250	247
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,5]	1,400	1,569
American Funds Multi-Sector Income Fund — Page 12 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,5]	$425	$435
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[5]	150	152
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[5]	170	181
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[5]	950	965
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,5]	1,250	1,251
FS Energy and Power Fund 7.50% 2023[1]	2,306	2,395
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[5]	377	373
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[5]	3,214	3,255
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[5]	886	917
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,5]	250	250
Hartford Financial Services Group, Inc. 2.90% 2051	227	219
HDFC Bank Ltd., 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity on 2/25/2027)[1,5]	2,000	1,994
Hightower Holding, LLC 6.75% 2029[1]	6,955	7,138
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[5]	1,802	1,789
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.15%) 1.275% 2022[3]	271	253
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 0.185%) 1.979% 2022[3]	654	637
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.253% 2023[3]	2,151	1,982
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 1.463% 2023[3]	1,360	1,239
Huarong Finance 2019 Co., Ltd. 3.75% 2024	200	191
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.372% 2025[3]	1,862	1,620
Huarong Finance 2017 Co., Ltd. 4.25% 2027	3,500	3,220
Huarong Finance 2017 Co., Ltd. 4.75% 2027	1,000	945
Huarong Finance 2019 Co., Ltd. 2.50% 2023	200	191
Huarong Finance II Co., Ltd. 5.00% 2025	200	195
Huarong Finance II Co., Ltd. 5.50% 2025	438	435
Huarong Finance II Co., Ltd. 4.625% 2026	216	207
Huarong Finance II Co., Ltd. 4.875% 2026	698	676
HUB International, Ltd. 7.00% 2026[1]	3,695	3,824
Icahn Enterprises Finance Corp. 5.25% 2027	2,500	2,597
Icahn Enterprises Finance Corp. 4.375% 2029	1,660	1,660
ICBCIL Finance Co., Ltd. 3.625% 2027	900	968
Intercontinental Exchange, Inc. 2.65% 2040	575	552
Intercontinental Exchange, Inc. 3.00% 2060	55	53
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[5]	61	60
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[5]	726	728
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[5]	1,450	1,400
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[5]	2,229	2,262
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[5]	99	101
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[5]	600	605
Ladder Capital Corp. 4.25% 2027[1]	2,820	2,795
LPL Holdings, Inc. 4.625% 2027[1]	140	145
LPL Holdings, Inc. 4.00% 2029[1]	3,000	3,085
LPL Holdings, Inc. 4.375% 2031[1]	1,770	1,850
MetLife, Inc. 4.55% 2030	40	48
Metropolitan Life Global Funding I 1.95% 2023[1]	150	153
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[5]	1,680	1,673
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[5]	290	291
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[5]	871	857
Mozart Debt Merger Sub, Inc. 3.875% 2029[1]	2,000	2,000
Mozart Debt Merger Sub, Inc. 5.25% 2029[1]	5,850	5,850
MSCI, Inc. 4.00% 2029[1]	1,000	1,060
American Funds Multi-Sector Income Fund — Page 13 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
MSCI, Inc. 3.625% 2030[1]	$3,680	$3,809
MSCI, Inc. 3.875% 2031[1]	1,171	1,229
National Financial Partners Corp. 6.875% 2028[1]	4,349	4,446
Navient Corp. 5.875% 2024	2,180	2,330
Navient Corp. 5.00% 2027	2,100	2,166
Navient Corp. 5.625% 2033	7,995	7,619
New York Life Global Funding 0.85% 2026[1]	80	79
New York Life Global Funding 1.20% 2030[1]	21	20
Power Financial Corp., Ltd. 6.15% 2028	200	235
Power Financial Corp., Ltd. 3.35% 2031	3,000	2,941
Progressive Corp. 3.20% 2030	30	33
Rede D’Or Finance SARL 4.50% 2030[1]	1,551	1,547
Royal Bank of Canada 1.20% 2026	1,500	1,491
Shriram Transport Finance Co., Ltd. 4.40% 2024[1]	834	835
Starwood Property Trust, Inc. 5.00% 2021	64	64
Travelers Companies, Inc. 4.10% 2049	20	25
Travelers Companies, Inc. 2.55% 2050	3	3
Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)[5]	1,071	1,073
Xiaomi Best Time International, Ltd. 2.875% 2031[1]	405	402
Xiaomi Best Time International, Ltd. 4.10% 2051[1]	1,120	1,141
		193,172
Health care 5.00%
180 Medical, Inc. 3.875% 2029[1]	1,465	1,465
AmerisourceBergen Corp. 2.70% 2031	4,990	5,107
AstraZeneca Finance LLC 1.75% 2028	812	817
AstraZeneca Finance LLC 2.25% 2031	121	123
AstraZeneca PLC 3.00% 2051	56	58
Avantor Funding, Inc. 4.625% 2028[1]	1,835	1,934
Bausch Health Companies, Inc. 9.25% 2026[1]	1,370	1,465
Bausch Health Companies, Inc. 5.75% 2027[1]	200	210
Bausch Health Companies, Inc. 4.875% 2028[1]	1,825	1,893
Bausch Health Companies, Inc. 5.00% 2028[1]	660	627
Bausch Health Companies, Inc. 7.00% 2028[1]	830	852
Bausch Health Companies, Inc. 5.25% 2030[1]	1,220	1,139
Bausch Health Companies, Inc. 5.25% 2031[1]	7,680	7,074
Becton, Dickinson and Company 3.70% 2027	43	48
Boston Scientific Corp. 2.65% 2030	150	155
Bristol-Myers Squibb Company 1.45% 2030	70	67
Catalent Pharma Solutions, Inc. 5.00% 2027[1]	455	473
Catalent Pharma Solutions, Inc. 3.125% 2029[1]	1,850	1,819
Catalent Pharma Solutions, Inc. 3.50% 2030[1]	3,265	3,269
Centene Corp. 4.25% 2027	465	487
Centene Corp. 2.45% 2028	9,855	9,917
Centene Corp. 4.625% 2029	6,191	6,755
Centene Corp. 3.00% 2030	610	626
Centene Corp. 3.375% 2030	644	667
Centene Corp. 2.50% 2031	1,280	1,264
Centene Corp. 2.625% 2031	4,440	4,415
Charles River Laboratories International, Inc. 4.25% 2028[1]	1,923	1,999
Charles River Laboratories International, Inc. 3.75% 2029[1]	1,550	1,585
Cigna Corp. 2.40% 2030	45	46
Cigna Corp. 2.375% 2031	361	364
Community Health Systems, Inc. 5.625% 2027[1]	2,160	2,264
American Funds Multi-Sector Income Fund — Page 14 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Community Health Systems, Inc. 6.00% 2029[1]	$165	$175
Community Health Systems, Inc. 6.875% 2029[1]	1,200	1,204
DaVita, Inc. 4.625% 2030[1]	3,470	3,574
Eli Lilly and Company 3.375% 2029	15	17
Emergent BioSolutions, Inc. 3.875% 2028[1]	580	565
Encompass Health Corp. 4.50% 2028	1,267	1,310
Encompass Health Corp. 4.75% 2030	1,280	1,348
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[1]	1,100	788
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	3,610	3,615
Grifols Escrow Issuer SA 4.75% 2028[1]	950	972
HCA, Inc. 5.375% 2026	425	487
HCA, Inc. 5.625% 2028	3,770	4,490
HealthEquity, Inc. 4.50% 2029[1]	1,330	1,352
IMS Health Holdings, Inc. 5.00% 2026[1]	600	616
Jazz Securities DAC 4.375% 2029[1]	4,585	4,757
Johnson & Johnson 2.10% 2040	40	38
Kaiser Foundation Hospitals 2.81% 2041	355	359
Merck & Co., Inc. 1.45% 2030	70	68
Molina Healthcare, Inc. 4.375% 2028[1]	5,425	5,651
Novartis Capital Corp. 1.75% 2025	41	42
Novartis Capital Corp. 2.00% 2027	24	25
Novartis Capital Corp. 2.20% 2030	30	31
Organon Finance 1 LLC 5.125% 2031[1]	1,335	1,404
Owens & Minor, Inc. 4.50% 2029[1]	230	233
Par Pharmaceutical, Inc. 7.50% 2027[1]	450	459
Partners HealthCare System, Inc. 3.192% 2049	42	44
Pfizer, Inc. 1.70% 2030	44	43
Radiology Partners, Inc. 9.25% 2028[1]	1,775	1,912
Rede D’Or Finance SARL 4.50% 2030	2,605	2,598
RP Escrow Issuer, LLC 5.25% 2025[1]	1,635	1,684
Select Medical Holdings Corp. 6.25% 2026[1]	196	206
STERIS Irish FinCo Unlimited Co. 3.75% 2051	150	162
Summa Health 3.511% 2051	1,325	1,395
Surgery Center Holdings 10.00% 2027[1]	235	254
Syneos Health, Inc. 3.625% 2029[1]	2,570	2,566
Tenet Healthcare Corp. 4.625% 2024	21	21
Tenet Healthcare Corp. 7.50% 2025[1]	190	202
Tenet Healthcare Corp. 4.875% 2026[1]	750	777
Tenet Healthcare Corp. 5.125% 2027[1]	1,230	1,284
Tenet Healthcare Corp. 4.625% 2028[1]	2,750	2,853
Tenet Healthcare Corp. 6.125% 2028[1]	1,410	1,483
Teva Pharmaceutical Finance Co. BV 3.15% 2026	14,060	13,480
Teva Pharmaceutical Finance Co. BV 6.75% 2028	12,590	14,400
Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,000	2,592
Thermo Fisher Scientific, Inc. 1.75% 2028	87	87
Thermo Fisher Scientific, Inc. 2.00% 2031	66	65
Thermo Fisher Scientific, Inc. 2.80% 2041	73	73
UnitedHealth Group, Inc. 1.15% 2026	1,351	1,352
UnitedHealth Group, Inc. 1.25% 2026	278	280
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	163	166
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	200	211
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	75	80
		142,834
American Funds Multi-Sector Income Fund — Page 15 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples 3.74%	Principal amount (000)	Value (000)
7-Eleven, Inc. 0.95% 2026[1]	$235	$231
7-Eleven, Inc. 1.30% 2028[1]	315	303
7-Eleven, Inc. 1.80% 2031[1]	1,995	1,901
7-Eleven, Inc. 2.50% 2041[1]	900	828
7-Eleven, Inc. 2.80% 2051[1]	815	754
Albertsons Companies, Inc. 3.50% 2029[1]	4,175	4,172
Altria Group, Inc. 4.80% 2029	2,000	2,300
Altria Group, Inc. 3.40% 2030	800	847
Altria Group, Inc. 4.45% 2050	650	685
Altria Group, Inc. 3.70% 2051	2,410	2,273
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	90	111
Anheuser-Busch InBev NV 4.50% 2050	620	741
B&G Foods, Inc. 5.25% 2025	245	251
B&G Foods, Inc. 5.25% 2027	3,930	4,104
British American Tobacco PLC 2.726% 2031	2,750	2,710
British American Tobacco PLC 4.54% 2047	148	154
British American Tobacco PLC 4.758% 2049	550	596
British American Tobacco PLC 3.984% 2050	1,500	1,446
Central Garden & Pet Co. 4.125% 2030	1,070	1,095
Central Garden & Pet Co. 4.125% 2031[1]	5,215	5,302
Conagra Brands, Inc. 1.375% 2027	35	34
Conagra Brands, Inc. 5.30% 2038	2	3
Constellation Brands, Inc. 2.875% 2030	640	666
Constellation Brands, Inc. 2.25% 2031	110	108
Darling Ingredients, Inc. 5.25% 2027[1]	280	292
Edgewell Personal Care Co. 5.50% 2028[1]	1,770	1,872
Energizer Holdings, Inc. 4.375% 2029[1]	3,320	3,299
Ingles Markets, Inc. 4.00% 2031[1]	3,345	3,392
InRetail Consumer 3.25% 2028[1]	3,100	3,112
InRetail Consumer 3.25% 2028	200	201
Keurig Dr Pepper, Inc. 3.20% 2030	30	32
Kimberly-Clark Corp. 3.10% 2030	162	177
Kraft Heinz Company 3.875% 2027	419	458
Kraft Heinz Company 4.25% 2031	5,486	6,206
Kraft Heinz Company 5.20% 2045	180	226
Kraft Heinz Company 4.375% 2046	3,860	4,400
Kraft Heinz Company 4.875% 2049	655	799
Kraft Heinz Company 5.50% 2050	1,500	1,983
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	6,070	6,070
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	5,550	5,327
MARB BondCo PLC 3.95% 2031[1]	2,577	2,465
Molson Coors Brewing Co. 4.20% 2046	20	22
Natura Cosmeticos SA 4.125% 2028[1]	3,800	3,851
NBM US Holdings, Inc. 6.625% 2029[1]	500	550
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 2026[3,7]	5,595	5,616
PepsiCo, Inc. 1.625% 2030	6	6
PepsiCo, Inc. 1.40% 2031	34	33
PepsiCo, Inc. 3.625% 2050	50	58
Performance Food Group, Inc. 4.25% 2029[1]	2,875	2,886
Philip Morris International, Inc. 3.25% 2024	2,000	2,149
Philip Morris International, Inc. 3.375% 2029	85	93
Philip Morris International, Inc. 1.75% 2030	961	926
Philip Morris International, Inc. 2.10% 2030	124	123
Philip Morris International, Inc. 4.25% 2044	27	31
American Funds Multi-Sector Income Fund — Page 16 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Post Holdings, Inc. 5.625% 2028[1]	$320	$337
Post Holdings, Inc. 5.50% 2029[1]	955	1,014
Post Holdings, Inc. 4.625% 2030[1]	4,556	4,597
Post Holdings, Inc. 4.50% 2031[1]	2,000	1,979
Prestige Brands International, Inc. 5.125% 2028[1]	2,000	2,089
Prestige Brands International, Inc. 3.75% 2031[1]	3,660	3,537
Procter & Gamble Company 0.55% 2025	19	19
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	445	450
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	560	579
Simmons Foods, Inc. 4.625% 2029[1]	3,295	3,324
TreeHouse Foods, Inc. 4.00% 2028	770	755
		106,950
Information technology 3.34%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[3,7]	2,150	2,167
Analog Devices, Inc. 1.70% 2028	140	140
Analog Devices, Inc. 2.10% 2031	292	293
Apple, Inc. 1.25% 2030	50	47
Apple, Inc. 2.375% 2041	1,230	1,183
Apple, Inc. 2.40% 2050	30	28
Apple, Inc. 2.65% 2051	1,290	1,236
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 2025[3,7]	800	813
Black Knight, Inc. 3.625% 2028[1]	4,710	4,739
BMC Software, Inc. 7.125% 2025[1]	5,900	6,305
BMC Software, Inc. 9.125% 2026[1]	90	95
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[3,7]	6,475	6,554
Booz Allen Hamilton, Inc. 4.00% 2029[1]	2,787	2,860
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	53	58
Broadcom, Inc. 4.75% 2029	350	402
Broadcom, Inc. 4.15% 2030	350	388
Broadcom, Inc. 2.45% 2031[1]	6,491	6,291
Broadcom, Inc. 4.30% 2032	1,000	1,121
Broadcom, Inc. 2.60% 2033[1]	6,660	6,403
Broadcom, Inc. 3.469% 2034[1]	474	489
Broadcom, Inc. 3.187% 2036[1]	111	111
Broadcom, Inc. 3.50% 2041[1]	1,087	1,076
Broadcom, Inc. 3.75% 2051[1]	1,369	1,369
Dell International LLC / EMC Corp. 8.35% 2046	1,552	2,522
Diebold Nixdorf, Inc. 9.375% 2025[1]	1,230	1,348
Fair Isaac Corp. 4.00% 2028[1]	190	195
Gartner, Inc. 4.50% 2028[1]	1,195	1,256
Gartner, Inc. 3.75% 2030[1]	1,460	1,504
Global Payments, Inc. 2.90% 2030	116	120
Mastercard, Inc. 3.85% 2050	100	119
Microsoft Corp. 2.525% 2050	90	87
MoneyGram International, Inc. 5.375% 2026[1]	7,375	7,495
NCR Corp. 5.125% 2029[1]	2,900	2,994
Oracle Corp. 2.30% 2028	454	465
Oracle Corp. 2.875% 2031	4,379	4,509
Oracle Corp. 3.60% 2050	50	50
Oracle Corp. 3.95% 2051	212	224
PayPal Holdings, Inc. 2.85% 2029	63	67
Rocket Software, Inc. 6.50% 2029[1]	9,300	9,220
Sabre GLBL, Inc. 7.375% 2025[1]	2,540	2,710
American Funds Multi-Sector Income Fund — Page 17 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
salesforce.com, inc. 1.95% 2031	$125	$124
salesforce.com, inc. 2.70% 2041	125	125
ServiceNow, Inc. 1.40% 2030	5,104	4,791
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[3,7]	2,225	2,233
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[3,7]	1,262	1,266
Ultimate Software Group, Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[3,7]	275	280
VeriSign, Inc. 2.70% 2031	1,015	1,033
Veritas Holdings, Ltd. 7.50% 2025[1]	6,055	6,305
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[3,7]	25	25
Visa, Inc. 2.70% 2040	120	123
		95,358
Utilities 2.96%
AEP Texas, Inc. 3.45% 2051	500	518
AEP Transmission Co., LLC 3.80% 2049	20	23
AES Panama Generation Holdings SRL 4.375% 2030	1,400	1,445
AES Panama Generation Holdings SRL 4.375% 2030[1]	875	903
Alfa Desarrollo SpA 4.55% 2051[1]	5,495	5,367
American Electric Power Company, Inc. 1.00% 2025	25	25
AmeriGas Partners LP 5.625% 2024	175	190
Atlantic City Electric Co. 2.30% 2031	25	25
Calpine Corp. 5.125% 2028[1]	1,070	1,085
Connecticut Light and Power Co. 2.05% 2031	175	175
Consolidated Edison Company of New York, Inc. 2.40% 2031	1,040	1,053
Consorcio Transmantaro SA 4.70% 2034	1,000	1,110
Consumers Energy Co. 3.10% 2050	36	37
Consumers Energy Co. 2.65% 2052	430	408
Dominion Energy, Inc. 2.25% 2031	350	349
DPL, Inc. 4.125% 2025	1,390	1,489
DTE Energy Company 2.95% 2050	220	221
Duke Energy Carolinas, LLC 2.55% 2031	217	225
Duke Energy Corp. 2.45% 2030	175	177
Duke Energy Progress, Inc. 2.00% 2031	480	472
Duke Energy Progress, Inc. 2.90% 2051	125	123
Edison International 3.55% 2024	104	110
Edison International 4.95% 2025	130	143
Edison International 5.75% 2027	16	18
Edison International 4.125% 2028	934	997
Emera US Finance LP 2.639% 2031[1]	825	828
Empresas Publicas de Medellin ESP 4.25% 2029[1]	500	499
Empresas Publicas de Medellin ESP 4.375% 2031[1]	1,150	1,139
ENN Clean Energy International Investment, Ltd. 3.375% 2026[1]	270	272
ENN Energy Holdings, Ltd. 2.625% 2030[1]	2,900	2,879
ENN Energy Holdings, Ltd. 2.625% 2030	1,000	993
Entergy Corp. 2.40% 2031	50	50
FirstEnergy Corp. 4.40% 2027[5]	180	198
FirstEnergy Corp. 4.10% 2028[1]	675	757
FirstEnergy Corp. 2.25% 2030	118	114
FirstEnergy Corp. 2.65% 2030	12,512	12,481
FirstEnergy Corp. 7.375% 2031	1,667	2,281
FirstEnergy Transmission LLC 2.866% 2028[1]	325	340
Instituto Costarricense de Electricidad 6.75% 2031[1]	815	808
Investment Energy Resources, Ltd. 6.25% 2029[1]	350	378
Jersey Central Power & Light Co. 4.30% 2026[1]	50	55
American Funds Multi-Sector Income Fund — Page 18 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Jersey Central Power & Light Co. 2.75% 2032[1]	$250	$256
Monongahela Power Co. 3.55% 2027[1]	1,775	1,945
Pacific Gas and Electric Co. 2.95% 2026	29	30
Pacific Gas and Electric Co. 3.15% 2026	1,000	1,034
Pacific Gas and Electric Co. 2.10% 2027	300	293
Pacific Gas and Electric Co. 3.30% 2027	37	38
Pacific Gas and Electric Co. 3.75% 2028	1,094	1,145
Pacific Gas and Electric Co. 4.65% 2028	125	137
Pacific Gas and Electric Co. 4.55% 2030	6,600	7,142
Pacific Gas and Electric Co. 2.50% 2031	810	772
Pacific Gas and Electric Co. 3.25% 2031	1,300	1,297
Pacific Gas and Electric Co. 3.50% 2050	3,070	2,798
Pacific Gas and Electric Co. 4.95% 2050	2,000	2,132
PG&E Corp. 5.00% 2028	1,610	1,642
PG&E Corp. 5.25% 2030	2,830	2,901
Public Service Company of Colorado 1.875% 2031	2,525	2,483
Public Service Electric and Gas Co. 1.90% 2031	300	295
Southern California Edison Co. 0.975% 2024	275	276
Southern California Edison Co. 2.25% 2030	50	49
Southern California Edison Co. 2.50% 2031	2,000	2,009
Southern California Edison Co. 3.65% 2051	189	194
State Grid Overseas Investment, Ltd. 4.375% 2043	1,200	1,476
Talen Energy Corp. 10.50% 2026[1]	1,445	797
Talen Energy Corp. 7.25% 2027[1]	1,255	1,186
Talen Energy Corp. 6.625% 2028[1]	190	177
Talen Energy Supply, LLC 7.625% 2028[1]	1,165	1,094
Union Electric Co. 2.15% 2032	350	347
Venture Global Calcasieu Pass, LLC 3.875% 2029[1]	9,065	9,349
Virginia Electric and Power Co. 2.45% 2050	25	22
Wisconsin Power and Light Co. 1.95% 2031	275	271
Xcel Energy, Inc. 2.60% 2029	50	52
Xcel Energy, Inc. 3.50% 2049	165	176
		84,575
Real estate 2.90%
American Campus Communities, Inc. 3.30% 2026	38	41
American Campus Communities, Inc. 2.85% 2030	5	5
American Campus Communities, Inc. 3.875% 2031	175	195
American Tower Corp. 2.70% 2031	331	339
Brookfield Property REIT, Inc. 5.75% 2026[1]	3,770	3,921
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[1]	2,040	2,071
Crown Castle International Corp. 2.50% 2031	515	515
Equinix, Inc. 1.45% 2026	1,412	1,409
Equinix, Inc. 2.90% 2026	68	72
Equinix, Inc. 1.55% 2028	255	249
Equinix, Inc. 2.00% 2028	894	892
Equinix, Inc. 3.20% 2029	75	80
Equinix, Inc. 2.15% 2030	3,330	3,268
Equinix, Inc. 2.50% 2031	1,645	1,657
Equinix, Inc. 3.40% 2052	819	835
Essex Portfolio LP 2.55% 2031	762	770
Extra Space Storage, Inc. 2.35% 2032	168	164
Fibra SOMA 4.375% 2031[1]	3,933	3,824
Hospitality Properties Trust 7.50% 2025	142	160
American Funds Multi-Sector Income Fund — Page 19 of 36

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Howard Hughes Corp. 5.375% 2028[1]	$1,400	$1,477
Howard Hughes Corp. 4.125% 2029[1]	5,840	5,855
Howard Hughes Corp. 4.375% 2031[1]	6,450	6,496
Iron Mountain, Inc. 5.00% 2028[1]	344	359
Iron Mountain, Inc. 5.25% 2028[1]	1,200	1,256
Iron Mountain, Inc. 4.875% 2029[1]	7,610	7,981
Iron Mountain, Inc. 4.50% 2031[1]	860	873
Kennedy-Wilson Holdings, Inc. 4.75% 2029	5,410	5,511
Kennedy-Wilson Holdings, Inc. 4.75% 2030	4,240	4,310
Kennedy-Wilson Holdings, Inc. 5.00% 2031	1,805	1,848
Ladder Capital Corp. 4.75% 2029[1]	5,500	5,468
Medical Properties Trust, Inc. 5.00% 2027	125	132
Medical Properties Trust, Inc. 3.50% 2031	1,965	2,007
Park Intermediate Holdings LLC 4.875% 2029[1]	8,230	8,481
Realogy Corp. 5.75% 2029[1]	2,525	2,623
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	2,060	2,067
RLJ Lodging Trust, LP 4.00% 2029[1]	1,380	1,380
Service Properties Trust 5.50% 2027	65	69
Sun Communities Operating LP 2.30% 2028	198	199
Sun Communities Operating LP 2.70% 2031	1,782	1,803
Westfield Corp., Ltd. 3.50% 2029[1]	10	10
Xenia Hotels & Resorts, Inc. 4.875% 2029[1]	2,120	2,180
		82,852
Total corporate bonds, notes & loans		1,930,370
Bonds & notes of governments & government agencies outside the U.S. 11.05%
Abu Dhabi (Emirate of) 2.50% 2029[1]	1,900	1,986
Abu Dhabi (Emirate of) 1.70% 2031[1]	7,800	7,542
Angola (Republic of) 8.00% 2029	7,140	7,331
Angola (Republic of) 8.00% 2029[1]	1,600	1,643
Argentine Republic 1.00% 2029	5,233	2,002
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[5]	12,885	4,757
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[5]	10,272	3,385
Armenia (Republic of) 7.15% 2025	200	228
Bahrain (Kingdom of) 6.125% 2022	250	258
Bahrain (Kingdom of) 6.125% 2023	1,300	1,380
Belarus (Republic of) 6.875% 2023	1,900	1,936
Belarus (Republic of) 5.875% 2026	6,100	5,739
Chile (Republic of) 3.10% 2041	2,500	2,418
Colombia (Republic of) 4.50% 2029	300	317
Colombia (Republic of) 3.25% 2032	3,200	2,992
Colombia (Republic of) 7.375% 2037	300	370
Colombia (Republic of) 4.125% 2051	400	345
Costa Rica (Republic of) 4.375% 2025	400	407
Costa Rica (Republic of) 6.125% 2031[1]	3,400	3,498
Costa Rica (Republic of) 6.125% 2031	728	749
Costa Rica (Republic of) 7.158% 2045	2,000	2,008
Cote d’Ivoire (Republic of) 5.75% 2032[5]	852	856
Dominican Republic 5.50% 2025	1,400	1,533
Dominican Republic 6.875% 2026	1,000	1,158
Dominican Republic 5.95% 2027	1,650	1,860
Dominican Republic 4.50% 2030[1]	3,989	4,069
Dominican Republic 5.30% 2041[1]	412	409
American Funds Multi-Sector Income Fund — Page 20 of 36

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 6.85% 2045	$1,100	$1,231
Dominican Republic 5.875% 2060	4,900	4,807
Dominican Republic 5.875% 2060[1]	1,700	1,668
Egypt (Arab Republic of) 6.588% 2028	2,800	2,819
Egypt (Arab Republic of) 6.588% 2028[1]	1,200	1,208
Egypt (Arab Republic of) 7.60% 2029	3,600	3,741
Egypt (Arab Republic of) 5.875% 2031[1]	1,700	1,567
Egypt (Arab Republic of) 7.625% 2032[1]	1,500	1,500
Egypt (Arab Republic of) 8.15% 2059	4,000	3,703
Ethiopia (Federal Democratic Republic of) 6.625% 2024	4,000	3,482
Export-Import Bank of India 3.25% 2030	4,100	4,169
Gabonese Republic 6.375% 2024	1,500	1,601
Gabonese Republic 6.95% 2025	1,500	1,627
Georgia (Repulbic of) 2.75% 2026[1]	2,880	2,922
Ghana (Republic of) 7.75% 2029[1]	5,100	4,876
Ghana (Republic of) 8.125% 2032	3,900	3,704
Ghana (Republic of) 8.125% 2032[1]	1,500	1,425
Ghana (Republic of) 8.95% 2051	1,500	1,371
Honduras (Republic of) 6.25% 2027	1,100	1,196
Honduras (Republic of) 5.625% 2030[1]	4,450	4,650
Hungary (Republic of) 2.125% 2031[1]	1,720	1,696
Indonesia (Republic of) 6.625% 2037	900	1,229
Indonesia (Republic of) 5.25% 2042	300	366
Indonesia (Republic of) 4.625% 2043	5,800	6,595
Israel (State of) 3.375% 2050	2,500	2,657
Jordan (Hashemite Kingdom of) 4.95% 2025[1]	400	418
Jordan (Hashemite Kingdom of) 5.75% 2027[1]	2,500	2,679
Jordan (Hashemite Kingdom of) 5.85% 2030[1]	300	312
Kazakhstan (Republic of) 4.875% 2044	3,200	3,933
Kenya (Republic of) 6.875% 2024[1]	200	220
Kenya (Republic of) 7.25% 2028	3,100	3,414
Kenya (Republic of) 7.25% 2028[1]	2,600	2,864
Kenya (Republic of) 6.30% 2034[1]	2,700	2,672
Kenya (Republic of) 8.25% 2048	200	217
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[5]	3,860	3,339
Oman (Sultanate of) 5.375% 2027	9,000	9,412
Oman (Sultanate of) 4.875% 2030[1]	1,015	1,070
Oman (Sultanate of) 6.25% 2031[1]	1,000	1,072
Pakistan (Islamic Republic of) 8.25% 2024	400	428
Pakistan (Islamic Republic of) 6.00% 2026[1]	3,510	3,497
Pakistan (Islamic Republic of) 6.875% 2027	2,200	2,218
Panama (Republic of) 7.125% 2026	200	245
Panama (Republic of) 3.16% 2030	400	413
Panama (Republic of) 4.50% 2050	400	437
Panama (Republic of) 4.30% 2053	2,800	2,972
Panama (Republic of) 3.87% 2060	1,200	1,178
Paraguay (Republic of) 4.70% 2027[1]	400	445
Paraguay (Republic of) 4.95% 2031	6,150	6,960
Peru (Republic of) 4.125% 2027	300	333
Peru (Republic of) 2.783% 2031	2,200	2,183
Peru (Republic of) 6.55% 2037	1,000	1,352
Peru (Republic of) 2.78% 2060	1,699	1,439
Peru (Republic of) 3.23% 2121	1,400	1,166
PETRONAS Capital, Ltd. 3.50% 2030	1,900	2,060
PETRONAS Capital, Ltd. 3.50% 2030[1]	1,100	1,192
American Funds Multi-Sector Income Fund — Page 21 of 36

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
PETRONAS Capital, Ltd. 4.55% 2050[1]	$800	$983
Philippines (Republic of) 3.00% 2028	2,800	2,995
Philippines (Republic of) 1.648% 2031	1,200	1,145
Philippines (Republic of) 3.95% 2040	3,600	3,933
Philippines (Republic of) 3.70% 2042	2,500	2,655
Philippines (Republic of) 2.95% 2045	3,200	3,056
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[1]	600	653
Qatar (State of) 3.75% 2030[1]	4,700	5,301
Qatar (State of) 4.625% 2046	1,500	1,881
Qatar (State of) 5.103% 2048	1,600	2,127
Qatar (State of) 4.40% 2050[1]	2,500	3,056
Romania 2.00% 2032	€3,300	3,724
Romania 2.00% 2033	2,720	3,012
Romania 3.50% 2034	30	38
Romania 3.375% 2038	1,500	1,808
Romania 5.125% 2048	$400	474
Romania 5.125% 2048[1]	300	356
Russian Federation 4.75% 2026	1,600	1,803
Russian Federation 4.25% 2027	3,200	3,570
Russian Federation 4.375% 2029	1,000	1,134
Russian Federation 5.10% 2035	6,400	7,674
Russian Federation 5.25% 2047	2,000	2,539
Senegal (Republic of) 4.75% 2028	€1,500	1,812
Senegal (Republic of) 4.75% 2028	1,000	1,208
Senegal (Republic of) 6.25% 2033	$2,000	2,090
Serbia (Republic of) 3.125% 2027	€1,800	2,294
Serbia (Republic of) 3.125% 2027	900	1,147
South Africa (Republic of) 4.875% 2026	$2,500	2,678
South Africa (Republic of) 4.30% 2028	2,200	2,217
South Africa (Republic of) 5.875% 2030	500	553
South Africa (Republic of) 6.30% 2048	3,800	3,924
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	3,850	3,465
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	2,300	1,459
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	3,000	1,893
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	1,780	1,096
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	600	368
Srpska (Republic of) 4.75% 2026	€1,480	1,801
Tunisia (Republic of) 6.75% 2023	200	202
Tunisia (Republic of) 5.75% 2025	$1,990	1,693
Turkey (Republic of) 6.375% 2025	1,200	1,235
Turkey (Republic of) 7.375% 2025	2,400	2,553
Turkey (Republic of) 5.125% 2026[1]	4,000	3,960
Turkey (Republic of) 7.625% 2029	2,450	2,619
Turkey (Republic of) 5.875% 2031	4,050	3,810
Turkey (Republic of) 6.50% 2033	2,000	1,923
Turkey (Republic of) 6.00% 2041	200	174
Turkey (Republic of) 5.75% 2047	4,300	3,576
Ukraine 8.994% 2024	2,300	2,536
Ukraine 7.75% 2026	4,500	4,893
Ukraine 7.75% 2027	200	217
Ukraine 9.75% 2028	200	235
Ukraine 6.876% 2029[1]	2,500	2,541
Ukraine 7.375% 2032	4,500	4,618
United Mexican States 3.75% 2028	200	218
United Mexican States 4.50% 2029	1,100	1,237
American Funds Multi-Sector Income Fund — Page 22 of 36

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States 2.659% 2031	$649	$628
United Mexican States 6.75% 2034	2,000	2,637
United Mexican States 6.05% 2040	2,100	2,576
United Mexican States 4.75% 2044	200	214
United Mexican States 5.00% 2051	1,200	1,320
United Mexican States 3.75% 2071	1,170	1,014
		315,677
Asset-backed obligations 8.34%
Aesop Funding LLC, Series 2016-2A, Class A, 2.72% 2022[1,10]	93	93
Aesop Funding LLC, Series 2017-1A, Class A, 3.07% 2023[1,10]	388	396
Aesop Funding LLC, Series 2017-1A, Class B, 3.41% 2023[1,10]	200	204
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[1,10]	200	207
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[1,10]	750	800
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[1,10]	1,850	1,984
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[1,10]	676	704
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[1,10]	200	208
Aesop Funding LLC, Series 2020-1A, Class D, 3.34% 2026[1,10]	10,000	10,010
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[1,10]	4,306	4,306
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[1,10]	1,062	1,061
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[1,10]	250	257
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[1,10]	551	550
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[1,10]	100	106
Aesop Funding LLC, Series 2021-1A, Class D, 3.71% 2027[1,10]	8,000	8,030
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[1,10]	6,550	7,106
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[1,10]	577	578
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[1,10]	150	151
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[1,10]	2,597	2,602
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.076% 2030[1,3,10]	3,503	3,503
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.076% 2030[1,3,10]	477	477
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[1,10]	100	102
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[1,10]	100	100
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[1,10]	100	100
American Money Management Corp., Series 2014-15A, Class BRR, (3-month USD-LIBOR + 1.80%) 1.926% 2032[1,3,10]	967	967
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.058% 2028[1,3,10]	3,607	3,607
Babson CLO, Ltd., Series 2020-1A, Class B, (3-month USD-LIBOR + 1.85%) 1.976% 2032[1,3,10]	2,000	2,000
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.131% 2030[1,3,10]	1,290	1,290
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[1,10]	274	278
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[1,10]	300	313
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[1,10]	300	317
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,10]	915	917
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[1,10]	4,733	4,828
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 2033[1,10]	1,420	1,468
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[1,10]	927	929
Blackbird Capital II Aircraft Lease Ltd. / Blackbird Capital II Aircraft Lease US LLC, Series 2021-1, Class A, 2.443% 2046[1,10]	2,638	2,648
Blackbird Capital II Aircraft Lease Ltd. / Blackbird Capital II Aircraft Lease US LLC, Series 2021-1, Class B, 3.446% 2046[1,10]	798	804
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[1,10]	949	949
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.099% 2030[1,3,10]	1,418	1,418
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,10]	1,622	1,646
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,10]	750	752
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[1,10]	961	976
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,10]	95	96
American Funds Multi-Sector Income Fund — Page 23 of 36

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,10]	$1,098	$1,106
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[1,10]	1,069	1,077
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[1,10]	225	227
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[1,10]	254	259
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[1,10]	323	329
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[1,10]	176	176
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[1,10]	150	153
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[1,10]	100	105
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.23% 2027[1,10]	2,250	2,256
CPS Auto Receivables Trust, Series 2021-B, Class D, 1.52% 2027[1,10]	2,000	2,005
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class B, 1.38% 2030[1,10]	2,000	1,998
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63% 2030[1,10]	3,000	2,999
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[10]	2,684	2,697
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[10]	200	207
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[10]	1,351	1,356
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[1,10]	100	100
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[1,10]	100	100
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[1,10]	850	914
Drivetime Auto Owner Trust, Series 2021-3A, Class C, 0.87% 2027[1,10]	2,000	1,997
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[1,10]	616	618
Drivetime Auto Owner Trust, Series 2021-3A, Class D, 1.31% 2027[1,10]	2,000	1,989
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[1,10]	277	278
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.106% 2028[1,3,10]	2,000	2,000
Dryden Senior Loan Fund, Series 2017-47A, Class A2R, CLO, (3-month USD-LIBOR + 1.27%) 1.396% 2028[1,3,10]	2,000	2,000
Dryden Senior Loan Fund, Series 2017-47A, Class BR, CLO, (3-month USD-LIBOR + 1.47%) 1.596% 2028[1,3,10]	2,000	2,000
Dryden Senior Loan Fund, Series 2017-47A, Class CR, CLO, (3-month USD-LIBOR + 2.05%) 2.176% 2028[1,3,10]	2,000	2,002
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[1,10]	187	186
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[1,10]	100	103
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[1,10]	100	106
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 2027[1,10]	300	300
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 2027[1,10]	300	301
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[1,10]	402	407
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[1,10]	142	142
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[1,10]	795	801
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[1,10]	2,931	2,931
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 2041[1,10]	1,896	1,916
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,10]	400	419
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[1,10]	337	341
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[1,10]	443	451
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[1,10]	361	367
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[1,10]	270	274
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[1,10]	1,896	1,894
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[1,10]	4,958	4,970
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[1,10]	785	780
GoldenTree Loan Management, Series 2019-6A, Class B1, (3-month USD-LIBOR + 1.90%) 2.034% 2033[1,3,10]	1,000	1,002
GSAMP Trust, Series 2005-SD2, Class M3, (1-month USD-LIBOR + 1.35%) 1.436% 2035[1,3,10]	1,137	1,138
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[1,10]	1,220	1,227
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[1,10]	2,336	2,359
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[1,10]	3,524	3,537
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[1,10]	1,317	1,328
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[1,10]	826	838
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.126% 2029[1,3,10]	3,943	3,943
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.134% 2030[1,3,10]	2,000	2,000
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.276% 2029[1,3,10]	2,330	2,330
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[1,10]	1,500	1,505
American Funds Multi-Sector Income Fund — Page 24 of 36

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[1,10]	$1,140	$1,140
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[1,10]	3,818	3,817
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[1,10]	4,191	4,180
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,10]	3,761	3,762
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,10]	3,147	3,152
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 2062[1,10]	1,328	1,314
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 2062[1,10]	1,889	1,870
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.095% 2030[1,3,10]	640	640
Octagon Investment Partners XX, Ltd., Series 2019-4A, Class B, 2.023% 2031[1,3,10]	1,000	1,003
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[1,10]	2,475	2,486
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class B, 2.28% 2027[1,10]	1,167	1,176
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class C, 2.97% 2027[1,10]	1,150	1,159
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class D, 4.94% 2027[1,10]	1,150	1,162
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[1,10]	2,722	2,731
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[1,10]	1,727	1,730
Oportun Funding LLC, Series 2021-B, Class B, 1.96% 2031[1,10]	2,958	2,969
Oportun Funding LLC, Series 2021-B, Class C, 3.65% 2031[1,10]	2,525	2,539
Oportun Funding LLC, Series 2021-B, Class D, 5.41% 2031[1,10]	1,000	1,006
OSW Structured Asset Trust, Series 2020-RPL1, Class A2, 4.569% 2059[1,3,10]	5,425	5,471
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,3,10]	645	648
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD-LIBOR + 0.80%) 0.931% 2029[1,3,10]	463	463
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD-LIBOR + 1.25%) 1.381% 2029[1,3,10]	1,000	1,000
Palmer Square Loan Funding, CLO, Series 2021-1, Class A2, (3-month USD-LIBOR + 1.25%) 1.384% 2029[1,3,10]	500	500
Palmer Square Loan Funding, CLO, Series 2021-2A, Class B, (3-month USD-LIBOR + 1.40%) 1.531% 2029[1,3,10]	500	500
Palmer Square Loan Funding, CLO, Series 2021-1, Class B, (3-month USD-LIBOR + 1.80%) 1.934% 2029[1,3,10]	890	890
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 1.519% 2029[1,3,10]	4,278	4,278
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.066% 2030[1,3,10]	1,266	1,266
Rockford Tower CLO, Ltd., Series 2018-2A, Class B, (3-month USD-LIBOR + 1.80%) 1.934% 2031[1,3,10]	1,260	1,260
Santander Consumer Auto Receivables Trust, Series 2021-A, Class C, 1.03% 2026[1,10]	250	249
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2026[1,10]	200	210
Santander Consumer Auto Receivables Trust, Series 2021-A, Class D, 1.57% 2027[1,10]	250	251
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[10]	2,889	2,901
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[10]	1,105	1,108
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[10]	1,474	1,474
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[10]	1,852	1,861
Shackleton CLO, Ltd., Series 2014-6RA, Class B, (3-month USD-LIBOR + 1.73%) 1.864% 2028[1,3,10]	750	751
Shackleton CLO, Ltd., Series 2013-4RA, Class A2A, (3-month USD-LIBOR + 1.60%) 1.729% 2031[1,3,10]	2,275	2,276
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,10]	527	520
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.114% 2030[1,3,10]	1,510	1,510
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.114% 2030[1,3,10]	996	996
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.206% 2030[1,3,10]	1,050	1,050
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[1,10]	4,430	4,430
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[1,10]	179	181
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[1,10]	157	159
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[1,10]	186	189
Textainer Marine Containers, Ltd., Series 2020-3A, Class A, 2.11% 2045[1,10]	2,273	2,295
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[1,10]	4,216	4,281
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[1,10]	440	447
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 2045[1,10]	533	547
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[1,10]	1,365	1,348
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[1,10]	1,933	1,958
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[1,10]	376	375
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 2046[1,10]	967	976
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[1,10]	276	278
TIF Funding II LLC, Series 2020-1A, Class B, 3.82% 2045[1,10]	1,295	1,317
American Funds Multi-Sector Income Fund — Page 25 of 36

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[1,10]	$663	$650
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[1,10]	948	943
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[1,3,10]	173	180
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[1,10]	458	462
Triton Container Finance VIII LLC, Series 2020-1, Class B, 3.74% 2045[1,10]	403	411
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[1,10]	1,970	1,957
Triton Container Finance VIII LLC, Series 2021-1A, Class B, 2.58% 2046[1,10]	3,481	3,465
Voya CLO, Ltd., Series 2016-3A, Class A3R, 1.884% 2031[1,3,10]	1,750	1,763
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[1,10]	573	573
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[1,10]	739	740
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[1,10]	490	490
		238,366
Mortgage-backed obligations 6.21% Commercial mortgage-backed securities 3.92%
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2050[10]	10	11
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[10]	10	11
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[10]	25	27
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[10]	10	11
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[3,10]	10	11
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[10]	20	21
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.689% 2023[1,3,10]	3,000	2,988
BX Trust, Series 2021-SDMF, Class B, (1-month USD-LIBOR + 0.738%) 0.838% 2023[1,3,10]	3,000	2,988
BX Trust, Series 2021-SDMF, Class C, (1-month USD-LIBOR + 0.888%) 0.988% 2023[1,3,10]	2,100	2,106
BX Trust, Series 2021-SDMF, Class D, (1-month USD-LIBOR + 1.387%) 1.487% 2023[1,3,10]	2,000	1,998
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.80% 2036[1,3,10]	1,733	1,736
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.05% 2036[1,3,10]	1,696	1,700
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.954% 2038[1,3,10]	817	819
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.184% 2038[1,3,10]	737	740
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.484% 2038[1,3,10]	9,329	9,361
BX Trust, Series 2020-VIV4, Class A, 2.843% 2044[1,10]	3,000	3,134
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[10]	10	11
CIM Retail Portfolio Trust, Series 2021-RETL, Class A, (1-month USD-LIBOR + 1.40%) 1.484% 2026[1,3,10]	404	405
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[1,10]	500	509
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[3,10]	893	925
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class C, 4.134% 2046[3,10]	2,000	2,072
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AS, 4.017% 2047[10]	438	472
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 2047[10]	420	446
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[3,10]	1,650	1,753
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.288% 2048[3,10]	2,660	2,844
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[10]	312	334
Commercial Mortgage Trust, Series 2012-LC4, Class AM, 4.063% 2044[10]	600	604
Commercial Mortgage Trust, Series 2012-CR4, Class AM, 3.251% 2045[10]	55	55
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[1,10]	500	502
Commercial Mortgage Trust, Series 2012-CR2, Class AM, 3.791% 2045[10]	85	87
Commercial Mortgage Trust, Series 2012-CR2, Class B, 4.393% 2045[10]	440	447
Commercial Mortgage Trust, Series 2013-CR7, Class AM, 3.314% 2046[1,10]	560	579
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[1,10]	1,505	1,539
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[1,10]	500	518
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.739% 2046[10]	80	82
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[1,3,10]	429	456
Commercial Mortgage Trust, Series 2013-CR10, Class C, 5.064% 2046[1,3,10]	1,309	1,379
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 2047[10]	108	115
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[10]	500	538
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 2047[10]	75	79
American Funds Multi-Sector Income Fund — Page 26 of 36

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2014-CR18, Class B, 4.456% 2047[3,10]	$381	$408
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[3,10]	950	1,031
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.592% 2047[3,10]	93	97
Commercial Mortgage Trust, Series 2014-CR20, Class C, 4.654% 2047[3,10]	10	10
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 2047[10]	1,000	1,070
Commercial Mortgage Trust, Series 2014-CR16, Class C, 5.083% 2047[3,10]	460	486
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[3,10]	25	27
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.63% 2048[3,10]	860	924
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.63% 2048[3,10]	600	656
Commercial Mortgage Trust, Series 2015-LC23, Class C, 4.77% 2048[3,10]	10	11
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[10]	25	27
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[3,10]	250	274
Commercial Mortgage Trust, Series 2013-CR11, Class C, 5.285% 2050[1,3,10]	1,250	1,326
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.277% 2050[3,10]	570	612
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[1,3,10]	86	87
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.164% 2038[1,3,10]	418	420
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.464% 2038[1,3,10]	381	383
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.784% 2038[1,3,10]	2,389	2,410
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.334% 2038[1,3,10]	6,666	6,764
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.004% 2025[1,3,10]	2,323	2,326
GS Mortgage Securities Trust, Series 2012-GCJ7, Class C, 5.74% 2045[3,10]	80	81
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[3,10]	650	674
GS Mortgage Securities Trust, Series 2013-GC16, Class A3, 4.244% 2046[10]	87	91
GS Mortgage Securities Trust, Series 2013-GC10, Class C, 4.285% 2046[1,3,10]	1,985	2,038
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[10]	200	211
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 2047[3,10]	920	984
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class B, 4.389% 2048[3,10]	423	433
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[1,10]	768	789
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 2047[10]	500	516
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[3,10]	650	670
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.239% 2047[3,10]	500	510
JPMorgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.085% 2022[1,3,8,9,10]	3,562	3,562
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1,10]	57	57
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.885% 2026[1,3,10]	1,534	1,538
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[3,10]	719	741
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.297% 2046[3,10]	2,876	3,030
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class AS, 4.482% 2046[3,10]	500	531
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 2047[10]	241	247
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[3,10]	3,197	3,433
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 2047[3,10]	195	209
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B, 4.565% 2047[3,10]	100	107
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.677% 2048[3,10]	29	32
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 2050[10]	45	49
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.00% 2038[1,3,10]	409	410
Motel 6 Trust, Series 2021-MTL6, Class B, (1-month USD-LIBOR + 1.20%) 1.30% 2038[1,3,10]	1,571	1,575
Motel 6 Trust, Series 2021-MTL6, Class C, (1-month USD-LIBOR + 1.50%) 1.60% 2038[1,3,10]	471	473
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.336% 2049[1,3,10]	425	430
Multi Family Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 3.836% 2050[1,3,10]	400	416
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2032[1,10]	3,000	3,038
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 0.661% 2036[1,3,10]	1,558	1,557
American Funds Multi-Sector Income Fund — Page 27 of 36

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 1.01% 2036[1,3,10]	$2,000	$2,001
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 2046[1,3,10]	25	25
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class C, 4.693% 2045[3,10]	20	21
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class D, 4.916% 2045[1,3,10]	44	45
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class AS, 4.443% 2046[3,10]	500	523
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% 2048[3,10]	1,000	1,054
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.23% 2048[3,10]	500	526
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[10]	25	27
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.468% 2050[3,10]	2,154	2,273
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 2057[1,10]	3,561	3,511
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.65% 2057[3,10]	3,500	3,844
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.709% 2058[3,10]	110	116
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 2045[10]	740	755
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.276% 2045[1,3,10]	40	40
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[10]	680	695
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class C, 4.325% 2045[3,10]	412	424
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.697% 2045[10]	40	40
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.488% 2046[10]	350	362
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 2046[3,10]	570	586
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.169% 2046[3,10]	1,251	1,316
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class AS, 4.271% 2047[10]	417	445
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[3,10]	512	542
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[3,10]	500	517
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 2057[3,10]	100	108
		111,990
Collateralized mortgage-backed obligations (privately originated) 2.24%
Angel Oak Mortgage Trust, Series 2019-2, Class A1, 3.628% 2049[1,3,10]	194	196
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.686% 2029[1,3,10]	400	401
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[1,3,10]	249	254
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[1,3,10]	257	257
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,3,10]	1,249	1,251
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[1,3,10]	1,235	1,285
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[10]	195	210
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,3,10]	124	125
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[1,10]	113	116
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,3,10]	705	718
Finance of America HECM Buyout, Series 2021-HB1, Class A, 0.875% 2031[1,3,10]	189	189
Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50% 2049[1,3,10]	2	2
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,3,10]	1,993	2,031
Freddie Mac, Series 2021-DNA5, Class B1, (1-month USD-SOFR + 3.05%) 3.10% 2034[1,3,10]	804	822
Freddie Mac, Series 2020-DNA3, Class M2, (1-month USD-LIBOR + 3.00%) 3.086% 2050[1,3,10]	755	759
Freddie Mac, Series 2021-DNA5, Class M2, (1-month USD-SOFR + 1.65%) 1.70% 2034[1,3,10]	826	833
Freddie Mac, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 1.936% 2050[1,3,10]	2,658	2,681
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 2051[1,3,10]	3,083	3,166
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50% 2051[1,3,10]	2,918	2,943
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[1,3,10]	45	45
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[1,3,10]	256	258
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[1,3,10]	351	353
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,3,10]	1,039	1,041
Mello Mortgage Capital Acceptance, Series 2021-INV1, Class A4, 2.50% 2051[1,3,10]	1,161	1,189
Mello Warehouse Securitization Trust, Series 2020-1, Class B, (1-month USD-LIBOR + 1.15%) 1.236% 2053[1,3,10]	328	328
Mello Warehouse Securitization Trust, Series 2020-1, Class C, (1-month USD-LIBOR + 1.35%) 1.436% 2053[1,3,10]	328	329
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.836% 2055[1,3,10]	1,976	1,980
American Funds Multi-Sector Income Fund — Page 28 of 36

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[1,3,10]	$95	$99
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2065[1,3,10]	114	115
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[1,3,10]	1,870	1,926
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.246% 2021[1,3,10]	4,550	4,555
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.70% 2022[1,3,10]	4,009	4,013
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.79% 2022[1,3,10]	1,300	1,302
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.644% 2051[1,3,10]	5,230	5,230
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 2057[1,3,10]	65	69
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[1,3,10]	187	197
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[1,3,10]	167	176
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.836% 2055[1,3,10]	2,250	2,255
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[1,10]	398	403
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[1,10]	100	102
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[1,3,10]	125	125
Reverse Mortgage Investment Trust, Series 2020-1, Class M3, 2.964% 2030[1,3,10]	125	125
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,3,10]	116	115
Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874% 2043[3,10]	61	61
Sequoia Mortgage Trust, Series 2017-2, Class A4, 3.50% 2047[1,3,10]	2	2
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, 3.50% 2048[1,3,10]	138	140
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,3,10]	61	62
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 2058[1,3,10]	2,477	2,602
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,3,10]	169	172
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 2059[1,3,10]	3,000	3,132
Verus Securitization Trust, Series 2020-2, Class A1, 2.743% 2060[1,3,10]	181	182
VM Fund I, LLC 8.625% 2028[1,8,9]	9,250	9,014
Wells Fargo Mortgage-Backed Securities Trust, Series 2020-1, Class A3, 3.00% 2049[1,3,10]	18	18
ZH Trust, Series 2021-1, Class A, 2.253% 2027[1,10]	2,958	2,969
ZH Trust, Series 2021-2, Class A, 2.349% 2027[1,10]	1,133	1,141
		64,064
Federal agency mortgage-backed obligations 0.05%
Commercial Mortgage Trust, Series 2013-CR6, Class C, 3.777% 2046[1,3,10]	1,310	1,343
Total mortgage-backed obligations		177,397
Municipals 1.26% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	65	65
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	35	34
		99
Florida 0.00%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 2043	75	79
Illinois 0.06%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	150	183
G.O. Bonds, Series 2017-A, 5.00% 2022	270	284
G.O. Bonds, Series 2020, 5.125% 2022	500	514
American Funds Multi-Sector Income Fund — Page 29 of 36

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	$90	$105
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	1,810	666
		1,752
Kansas 0.13%
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-B, 2.44% 2025	3,750	3,745
Ohio 0.27%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	6,430	6,757
Higher Educational Facs. Auth., Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 2023	895	913
		7,670
Puerto Rico 0.72%
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-B, 3.90% 2017[6]	4,005	3,524
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2021[6]	3,555	3,217
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-B, 4.10% 2028[6]	1,405	1,236
G.O. Public Improvement Rev. Ref. Bonds, Series 2011-A, 6.00% 2028[6]	260	250
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2033[6]	305	271
G.O. Public Improvement Rev. Ref. Bonds, Series 2011-C, 5.75% 2036[6]	3,150	2,796
G.O. Public Improvement Rev. Ref. Bonds, Series 2009-B, 5.875% 2036[6]	175	167
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2041[6]	10,040	8,810
G.O. Public Improvement Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998, 0% 2018[6]	105	95
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	100	114
		20,480
Texas 0.00%
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-B, 3.75% 2022	35	35
Washington 0.08%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 2036[1]	2,000	2,203
Total municipals		36,063
U.S. Treasury bonds & notes 0.13% U.S. Treasury 0.13%
U.S. Treasury 0.25% 2024[11]	13	13
U.S. Treasury 0.375% 2024[11]	60	60
U.S. Treasury 0.375% 2024	54	54
U.S. Treasury 0.75% 2026[11]	2,643	2,615
U.S. Treasury 0.875% 2026[11]	10	10
U.S. Treasury 0.50% 2027[11]	118	113
U.S. Treasury 1.25% 2031[11]	700	683
Total U.S. Treasury bonds & notes		3,548
Total bonds, notes & other debt instruments (cost: $2,673,112,000)		2,701,421
American Funds Multi-Sector Income Fund — Page 30 of 36

unaudited
Convertible bonds & notes 0.00% Energy 0.00%		Principal amount (000)	Value (000)
Mesquite Energy, Inc., convertible notes, 15.19% PIK 2023[1,2,8,9]		$3	$3
Total convertible bonds & notes (cost: $3,000)			3
Common stocks 0.18% Energy 0.17%		Shares
Chesapeake Energy Corp.		75,595	4,656
California Resources Corp.[12]		633	26
Diamond Offshore Drilling, Inc.[12]		655	4
Diamond Offshore Drilling, Inc.[1,8,12]		232	1
Mesquite Energy, Inc.[8,9,12]		126	1
			4,688
Industrials 0.01%
New AMI I, LLC[8,9,12]		23,582	211
Consumer discretionary 0.00%
MYT Holding Co., Class B8,12		8,984	47
NMG Parent LLC[12]		309	43
			90
Total common stocks (cost: $4,060,000)			4,989
Preferred securities 0.00% Industrials 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[1,8,9,12]		5	3
Total preferred securities (cost: $5,000)			3
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[8,12]		374	9
Total rights & warrants (cost: $2,000)			9
Short-term securities 5.51% Money market investments 5.43%
Capital Group Central Cash Fund 0.06%[13,14]		1,553,190	155,335
Interest bearing bills & notes 0.08%	Coupon rate	Principal amount (000)
Pacific Gas and Electric Co. (3-month USD-LIBOR + 1.375%) 11/15/2021[3]	1.500%	$1,500	1,500
State of Vermont, Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-C, 5/1/2022	2.000	715	715
Total short-term securities (cost: $157,543,000)			157,550
Total investment securities 100.25% (cost: $2,834,725,000)			2,863,975
Other assets less liabilities (0.25)%			(7,094)
Net assets 100.00%			$2,856,881
American Funds Multi-Sector Income Fund — Page 31 of 36

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 9/30/2021[16] (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
90 Day Euro Dollar Futures	Long	3,288	September 2023	$822,000	$813,698	$(1,147)
90 Day Euro Dollar Futures	Short	3,597	December 2023	(899,250)	(888,954)	1,407
2 Year U.S. Treasury Note Futures	Long	2,634	December 2021	526,800	579,624	(321)
5 Year U.S. Treasury Note Futures	Short	6,747	December 2021	(674,700)	(828,141)	4,582
10 Year U.S. Treasury Note Futures	Long	213	December 2021	21,300	28,033	(330)
10 Year Ultra U.S. Treasury Note Futures	Short	1,948	December 2021	(194,800)	(282,947)	4,914
20 Year U.S. Treasury Bond Futures	Long	929	December 2021	92,900	147,914	(4,071)
30 Year Ultra U.S. Treasury Bond Futures	Long	690	December 2021	69,000	131,833	(4,281)
						$753
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 9/30/2021 (000)
Purchases (000)	Sales (000)
USD171	EUR145	UBS AG	10/7/2021	$3
USD678	EUR574	JPMorgan Chase	10/18/2021	13
				$16
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2021 (000)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	$1,354	$(123)	$(133)	$10
CDX.NA.HY.37	5.00%/Quarterly	12/20/2026	2,896	(267)	(270)	3
CDX.NA.IG.37	1.00%/Quarterly	12/20/2026	2,280	(54)	(54)	—[4]
					$(457)	$13
Investments in affiliates14

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2021 (000)	Dividend income (000)
Short-term securities 5.44%
Money market investments 5.44%
Capital Group Central Cash Fund 0.06%[13]	$42,849	$1,547,038	$1,434,548	$(11)	$7	$155,335	$52
American Funds Multi-Sector Income Fund — Page 32 of 36

unaudited
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,705,735,000, which represented 59.71% of the net assets of the fund.
[2]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[4]	Amount less than one thousand.
[5]	Step bond; coupon rate may change at a later date.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $53,887,000, which represented 1.89% of the net assets of the fund.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $12,851,000, which represented .45% of the net assets of the fund.
[9]	Value determined using significant unobservable inputs.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $549,000, which represented .02% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 9/30/2021.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Multi-Sector Income Fund — Page 33 of 36

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $1,037,808,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $637,000. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of credit default swaps while held was $12,947,000.
American Funds Multi-Sector Income Fund — Page 34 of 36

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,930,369	$1	$1,930,370
Bonds & notes of governments & government agencies outside the U.S.	—	315,677	—	315,677
Asset-backed obligations	—	238,366	—	238,366
Mortgage-backed obligations	—	164,821	12,576	177,397
Municipals	—	36,063	—	36,063
U.S. Treasury bonds & notes	—	3,548	—	3,548
Convertible bonds & notes	—	—	3	3
Common stocks	4,686	91	212	4,989
Preferred securities	—	—	3	3
Rights & warrants	—	9	—	9
Short-term securities	155,335	2,215	—	157,550
Total	$160,021	$2,691,159	$12,795	$2,863,975
American Funds Multi-Sector Income Fund — Page 35 of 36

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$10,903	$—	$—	$10,903
Unrealized appreciation on open forward currency contracts	—	16	—	16
Unrealized appreciation on credit default swaps	—	13	—	13
Liabilities:
Unrealized depreciation on futures contracts	(10,150)	—	—	(10,150)
Total	$753	$29	$—	$782
*	Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations and symbols
Auth. = Authority
CLO = Collateralized Loan Obligations
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
Econ. = Economic
EUR/€ = Euros
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-126-1121O-S85300	American Funds Multi-Sector Income Fund — Page 36 of 36